As filed with the Securities and Exchange Commission on
                           June    30    , 1997

  Registration No. 333-515
                                                     811-7513
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                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549
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                                 FORM N-1A

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          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
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                       Pre-Effective Amendment No.
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                      Post-Effective Amendment No. 5
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                                    and
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            REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
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                                ACT OF 1940
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                              Amendment No. 7
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                     (Check appropriate box or boxes)
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                            PUTNAM FUNDS TRUST
            (Exact name of registrant as specified in charter)

            One Post Office Square, Boston, Massachusetts 02109
                 (Address of principal executive offices)

            Registrant's Telephone Number, including Area Code
                              (617) 292-1000
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           It is proposed that this filing will become effective
                          (check appropriate box)
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/   /    immediately upon filing pursuant to paragraph (b)
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/ X /    on July    27    , 1997 pursuant to paragraph (b)
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/  /     60 days after filing pursuant to paragraph (a) (1)
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/   /    on (date) pursuant to paragraph (a) (1)
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/   /    75 days after filing pursuant to paragraph (a) (2)
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/   /    on (date) pursuant to paragraph (a) (2) of Rule 485.
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If appropriate, check the following box:
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/   /    this post-effective amendment designates a new
----     effective date for a previously filed post-effective
         amendment.
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                      JOHN R. VERANI, Vice President
                            PUTNAM FUNDS TRUST
                          One Post Office Square
                        Boston, Massachusetts 02109
                  (Name and address of agent for service)
                              ---------------
                                 Copy to:

JOHN W. GERSTMAYR,                Esquire
                               ROPES & GRAY
                          One International Place
                        Boston, Massachusetts 02110
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         The Registrant has registered an indefinite number or
amount
of securities under the Securities Act of 1933 pursuant to Rule
24f-2.  A Rule 24f-2 notice is not required because    each
series of     the Registrant    , Putnam Equity Fund 97, Putnam
High Yield Total Return and Putnam International Growth and
Income, with a fiscal year end of June 30, 1997, have     not yet
completed    their     initial fiscal year.

                           ---------------------

                            PUTNAM FUNDS TRUST
                    PUTNAM HIGH YIELD TOTAL RETURN FUND

                           CROSS REFERENCE SHEET

                       (as required by Rule 481(a))

Part A

N-1A Item No.                          Location

1.  Cover Page.......................  Cover page

2.  Synopsis.........................  Expenses summary

3.  Condensed Financial Information..  Financial highlights;
                                       How performance is shown

4.  General Description of
    Registrant.......................  Objective; How the fund pursues its objective;
                                       Organization and history

5.  Management of the Fund...........  Expenses summary; How the fund is managed;
                                       About Putnam
                                       Investments, Inc.
5A. Management's Discussion
    of Fund Performance.............   Not applicable

6.  Capital Stock and Other
    Securities.......................  Cover page; Organization and history; How the
                                       fund makes distributions
                                       to shareholders; tax
                                       information
7.  Purchase of Securities Being
    Offered..........................  How to buy shares;
                                       Distribution plans; How
                                       to sell shares; How to
                                       exchange shares; How the
                                       fund values its shares

8.  Redemption or Repurchase.........  How to buy shares; How to sell shares; How to
                                       exchange shares;
                                       Organization and history

9.  Pending Legal Proceedings........  Not applicable

Part B

N-1A Item No.                          Location

10. Cover Page.......................  Cover page

11. Table of Contents................  Cover page

12. General Information and History..  Organization and history
                                       (Part A)

13. Investment Objectives and
    Policies.........................  How the fund pursues its objective (Part A);
                                       Investment restrictions;
                                       Miscellaneous investment
                                       practices

14. Management of the Registrant.....  Management (Trustees;
                                       Trustee fees; Officers);
                                       Additional officers

15. Control Persons and Principal
    Holders of Securities............  Management (Trustees;
                                       Officers); Charges and
                                       expenses (Share
                                       ownership)

16. Investment Advisory and Other
    Services.........................  Organization and history
                                       (Part A); Management
                                       (Trustees; Officers; The
                                       management contract;
                                       Principal underwriter;
                                       Investor servicing agent
                                       and custodian); Charges
                                       and expenses;
                                       Distribution plans;
                                       Independent accountants
                                       and    financial
                                       statements

17. Brokerage Allocation.............  Management (Portfolio
                                       transactions); Charges
                                       and expenses

18. Capital Stock and Other
    Securities.......................  Organization and history
                                       (Part A); How the fund
                                       makes distributions to
                                       shareholders; tax
                                       information (Part A);
                                       Suspension of
                                       redemptions

19. Purchase, Redemption, and Pricing
    of Securities Being Offered......  How to buy shares (Part
                                       A); How to sell shares
                                       (Part A); How to
                                       exchange shares (Part
                                       A); How to buy shares;
                                       Determination of net
                                       asset value; Suspension
                                       of redemptions

20. Tax Status.......................  How the fund makes
                                       distributions to
                                       shareholders; tax
                                       information (Part A);
                                       Taxes

21. Underwriters.....................  Management (Principal
                                       underwriter); Charges
                                       and expenses

22. Calculation of Performance Data..  How performance is shown
                                       (Part A)   ; Investment
                                       performance; Standard
                                       performance measures

23. Financial Statements.............     Independent
                                       accountants and
                                       financial statements
                                       (unaudited)

Part C

    Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

     This Post-Effective Amendment relates solely to the Registrant's Putnam High Yield Total Return Fund Series. This filing amends only the prospectus and statement of additional information for Putnam High Yield Total Return Fund. Information relating to other series of the Registrant contained in the Registrant's Registration Statement is neither amended nor superseded by this Post-Effective Amendment.

                                                  PROSPECTUS


   July 30    , 1997
Putnam High Yield Total Return Fund
Class A, B and M shares
INVESTMENT OBJECTIVE:  TOTAL RETURN
INVESTMENT STRATEGY:  INCOME

This prospectus explains concisely what you should know before investing in Putnam High Yield Total Return Fund (the "fund"), a portfolio of Putnam Funds Trust (the "Trust"). Please read it carefully and keep it for future reference. You can find more
detailed information in the    July 30    , 1997 statement of
additional information (the "SAI"), as amended from time to time. For a free copy of the SAI or other information, call Putnam Investor Services at 1-800-225-1581. The SAI has been filed with
the Securities and Exchange Commission    (the "Commission")
and is incorporated into this prospectus by reference.    The
Commission maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference into this prospectus and the SAI, and the other information regarding registrants that file electronically with the Commission.

The fund invests primarily in lower-rated bonds, commonly known as "junk bonds." Investments of this type are subject to a greater risk of loss of principal and nonpayment of interest. Investors should carefully assess the risks associated with an investment in the fund.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT
INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL
RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE RISK, INCLUDING
THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

                          BOSTON * LONDON * TOKYO
ABOUT THE FUND

Expenses summary
 ................................................................
This section describes the sales charges, management fees, and annual operating expenses that apply to various classes of the fund's shares. Use it to help you estimate the impact of transaction costs on your investment over time.

   Financial highlights
 .............................................................
    ....
Study this table to see, among other things, how the fund performed each year for the past 10 years or since it began investment operations if it has been in operation for less than 10 years.

Objective
 ................................................................
Read this section to make sure the fund's objective    is
consistent with your own.

How the fund pursues its objective
 ................................................................
This section explains in detail how the fund seeks its investment objective.
     Risk factors. All investments entail some risk. Read this section to make sure you understand the risks that are associated with an investment in the fund.

How performance is shown
 ................................................................
This section describes and defines the measures used to assess fund performance. All data are based on past investment results and do not predict future performance.

How the fund is managed
 ................................................................
Consult this section for information about the fund's management, allocation of its expenses, and how purchases and sales of securities are made.

Organization and history
 ................................................................
In this section, you will learn when the fund was introduced, how it is organized, how it may offer shares, and who its Trustees are.

ABOUT YOUR INVESTMENT

Alternative sales arrangements
 ................................................................
Read this section for descriptions of the classes of shares this prospectus offers and for points you should consider when making your choice.

How to buy shares
 ................................................................
This section describes the ways you may purchase shares and tells you the minimum amounts required to open various types of accounts. It explains how sales charges are determined and how you may become eligible for reduced sales charges on each class of shares.

Distribution plans
 ................................................................
This section tells you what distribution fees are charged against each class of shares.

How to sell shares
 ................................................................
In this section you can learn how to sell fund shares, either directly to the fund or through an investment dealer.

How to exchange shares
 ................................................................
Find out in this section how you may exchange fund shares for shares of other Putnam funds. The section also explains how exchanges can be made without sales charges and the conditions under which sales charges may be required.

How the fund values its shares
 ................................................................
This section explains how the fund determines the value of its shares.

How the fund makes distributions to shareholders; tax information
 .................................................................
This section describes the various options you have in choosing how to receive fund dividends . It also discusses the tax status of the payments and counsels you to seek specific advice about your own situation.

ABOUT PUTNAM INVESTMENTS, INC.
 ................................................................
Read this section to learn more about the companies that provide marketing, investment management, and shareholder account services to Putnam funds and their shareholders.

APPENDIX
Securities ratings
About the fund

EXPENSES SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes your maximum transaction costs from investing in the fund and estimated expenses for the
   fund's     first    full     fiscal year.  The examples show
the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.

 Class A                Class B       Class M
 shares                 shares        shares
Shareholder transaction
expenses

Maximum sales charge
imposed on purchases
(as a percentage of
offering price)          4.75%         NONE*         3.25%*

Deferred sales charge            5.0% in the first
(as a percentage                  year, declining
of the lower of                   to 1.0% in the
original purchase                 sixth year, and
price or redemption                 eliminated
proceeds)               NONE**      thereafter        NONE

Annual fund operating expenses
(as a percentage of average net assets)

                         Total fund
Management      12b-1       Other   operating
   fees+        fees          expenses   expenses+

--------        -----     -------- -----------

Class A         0.72%      0.25%      0.53%          1.50%
Class B         0.72%       1.00%     0.53%          2.25%
Class M         0.72%      0.50%      0.53%          1.75%

   + after expense limitation

The table is provided to help you understand the expenses of
investing and your share of fund operating expenses.     The
expenses shown in the table do not reflect the application of credits that reduce fund expenses. The management fees shown in the table reflect an expense limitation currently in effect.
In the absence of the expense limitation,    estimated
management fees and total fund operating expenses would    have
been     0.80% and 1.58%, respectively, for class A shares; 0.80%
and 2.33%, respectively, for class B shares; and 0.80% and 1.83%,
respectively, for class M shares.          The 12b-1 fees shown
in the table reflect amounts currently payable under each distribution plan. "Other expenses" are based on estimated
expenses the fund expects to incur during its first    full
fiscal year.

Examples

Your investment of $1,000 would incur the following expenses, assuming 5% annual return and, except as indicated, redemption at the end of each period:

                              1                 3
                            year              years
Class A                      $62               $93
Class B                      $73              $100
Class B (no redemption)      $23               $70
Class M                      $50               $86

The examples do not represent past or future expense levels.
Actual expenses may be greater or less than those shown. Federal regulations require the examples to assume a 5% annual return, but actual annual return varies.

* The higher 12b-1 fees borne by class B and class M shares may cause long-term shareholders to pay more than the economic equivalent of the maximum permitted front-end sales charge on class A shares.

** A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares that were purchased without an initial sales charge. See "How to buy shares -
      Class A shares."

   FINANCIAL HIGHLIGHTS

The following table presents unaudited per share financial information for class A, B and M shares. This information should be read in conjunction with the financial statements and notes thereto which are included in the SAI and are incorporated by reference into this prospectus.

Putnam High Yield Total Return Fund
Financial highlights
(For a share outstanding throughout the period)

CLASS A

                                  For the period
                                                January 2, 1997+
Per share                                       to April 30
operating
performance                                          (unaudited)
                                                ----------------
                                            1997
                                                ----------------

Net asset value, beginning of period                       $8.50

Investment operations:

Net investment income
 .20(c)

Net realized and unrealized loss on investments            (.29)

Total from investment operations                           (.09)

Less distributions:

From net investment income                                 (.07)

Net realized gain on investments                              --

Total distributions                                        (.07)

Net asset value, end of period                             $8.34

Total investment return at net asset value (%)(a)        (1.10)*

Net assets, end of period (in thousands)                  $7,817

Ratio of expenses to average net assets (%)(b)              .50*

Ratio of net investment income to average
net assets (%)                                             2.41*

Portfolio turnover (%)                                    38.59*

+        Commencement of operations.
*        Not annualized.
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) The ratio of expenses to average net assets include amounts paid through brokerage service and expense offset arrangements.
(c) Per share net investment loss has been determined on the basis of weighted average number of shares outstanding during the period.

Putnam High Yield Total Return Fund
Financial highlights
(For a share outstanding throughout the period)

CLASS B

                                  For the period
                                                January 2, 1997+
Per share                                       to April 30
operating
performance                                          (unaudited)
                                                ----------------
                                            1997
                                                ----------------

Net asset value, beginning of period
                                           $8.50

Investment operations:

Net investment income
 .18(c)

Net realized and unrealized loss on investments            (.29)

Total from investment operations                           (.11)

Less distributions:

From net investment income                                 (.06)

Net realized gain on investments                              --

Total distributions                                        (.06)

Net asset value, end of period                             $8.33

Total investment return at net asset value (%)(a)        (1.35)*

Net assets, end of period (in thousands)                  $8,902

Ratio of expenses to average net assets (%)(b)              .75*

Ratio of net investment income to average
net assets (%)                                             2.21*

Portfolio turnover (%)                                    38.59*

+        Commencement of operations.
*        Not annualized.
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) The ratio of expenses to average net assets include amounts paid through brokerage service and expense offset arrangements.
(c) Per share net investment loss has been determined on the basis of weighted average number of shares outstanding during the period.

Putnam High Yield Total Return Fund
Financial highlights
(For a share outstanding throughout the period)

CLASS M

                                  For the period
                                                January 2, 1997+
Per share                                       to April 30
operating
performance                                          (unaudited)
                                                ----------------
                                            1997
                                                ----------------

Net asset value, beginning of period                       $8.50

Investment operations:

Net investment income
 .19(c)

Net realized and unrealized loss on investments            (.29)

Total from investment operations                           (.10)

Less distributions:

From net investment income                                 (.06)

Net realized gain on investments                              --

Total distributions                                        (.06)

Net asset value, end of period                             $8.34

Total investment return at net asset value (%)(a)        (1.15)*

Net assets, end of period (in thousands)                  $1,045

Ratio of expenses to average net assets (%)(b)              .58*

Ratio of net investment income to average
net assets (%)                                             2.39*

Portfolio turnover (%)                                    38.59*

+        Commencement of operations.
*        Not annualized.
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) The ratio of expenses to average net assets include amounts paid through brokerage service and expense offset arrangements.
(c) Per share net investment loss has been determined on the basis of weighted average number of shares outstanding during the period.

OBJECTIVE

Putnam High Yield Total Return Fund seeks total return through high current income and capital appreciation. The fund is not intended to be a complete investment program, and there is no assurance it will achieve its objective.

HOW THE FUND PURSUES ITS OBJECTIVE

Basic investment strategy

The fund seeks total return by investing primarily in high-yielding, lower-rated fixed-income securities. Normally, at least 80% of the fund's assets will be invested in high yield fixed income securities (as defined below), including debt securities, convertible securities and preferred stocks. The balance of the fund's assets may be invested in any other
securities    that     Putnam Investment Management, Inc.       ,
the fund's investment manager    ("Putnam Management")    ,
believes are consistent with the fund's objective, including higher-rated fixed-income securities, common stocks and other equity securities. The fund may also hold a portion of its assets in cash and money market securities.

Total return is a measure of the change in value of fund assets and includes both interest and dividend income earned on portfolio investments and any realized or unrealized appreciation or depreciation in the value of such investments. Accordingly, Putnam Management will select investments for the fund based on their potential for high current income, capital appreciation, or both, and will not necessarily select investments paying the highest available yield at a particular time.

        The fund will seek capital appreciation by investing in
high yield    securities     and, to the limited extent noted
above, equity and other securities    that Putnam Management
believes may     appreciate in value as a result of
favorable developments affecting the business or prospects of the
issuer    (    which may improve the issuer's financial condition
and credit rating   , or declines in long-term interest
rates)    .  Putnam Management believes that opportunities for
capital appreciation often exist in the securities of smaller
capitalization companies   although such     companies
may also involve greater risks than larger, more established issuers. See "Risk factors" below.

Convertible securities typically provide    both     current
income    and     the opportunity for capital growth through
   conversion     to the underlying common stock or other equity
securities. Because of this conversion feature, the price of a convertible security will normally vary in some proportion to changes in the price of the underlying equity security.

In addition to investing in the securities of U.S. issuers, the fund may invest without limit in the securities of foreign corporate and governmental issuers. However, the fund will limit its investments in securities denominated in foreign currencies to 25% of its assets. The fund may invest in foreign issuers located both in more developed areas of the world, such as Western Europe and Japan, and in developing or "emerging markets", such as Latin America, Asia and Eastern Europe. The fund will limit its investments in emerging markets to 25% of its assets. For these purposes, a country is considered to be an "emerging market country" based on Putnam Management's evaluation of the country's level of economic development or the size and experience of its securities markets. While emerging market countries may change over time depending on market and economic conditions, Putnam Management currently believes that these countries include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The fund will consider a corporate issuer to be located in an "emerging market" country if it is organized under the laws of an emerging market country and has its principal offices in such a country. Investing in emerging market countries generally involves special risks. For more information about these special risks and the risks of investing in foreign securities generally, see "Foreign investments" below and in the SAI.

Fixed-income securities

Differing yields on fixed-income securities of the same maturity are a function of several factors, including the relative financial strength of the issuers of such securities. For purposes of the 80% test described above, "high yield fixed-
income securities" include securities    rated below Baa or BBB
by a nationally     recognized    securities rating agency, such
as Standard & Poor's ("S&P") or     Moody's Investors Service,
Inc. ("Moody's")    ,     and unrated securities        that
Putnam Management determines are of comparable quality.
Securities rated below Baa or BBB    (and comparable unrated
securities)     are considered to be of poor standing and
predominantly speculative.  The fund may invest up to 15% of its
assets in securities rated below    CCC or  Caa by each of the
agencies rating the security    , including securities in the
lowest rating category of each rating agency    (D     by
   S&P     and    C     by    Moody's), and     in unrated
securities    determined by     Putnam Management    to be     of
comparable quality. Such securities may be in default and are generally regarded by the rating agencies as having extremely poor prospects of ever attaining any real investment standing.
   The foregoing investment limitations will be measured at the time of purchase and, to the extent that a security is assigned a different rating by one or more of the various rating agencies, Putnam Management will use the highest rating assigned by any
agency.      The rating services' descriptions of securities in
the lower rating categories, including their speculative
characteristics, are    included     in the    appendix     to
this prospectus.

Securities ratings are based largely on the issuer's historical financial condition and the rating agencies' investment analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate. Although Putnam Management considers securities ratings when making investment decisions, it performs its own investment analysis and does not rely principally on the ratings assigned by the rating services. Putnam Management's analysis may include consideration of the issuer's experience and managerial strength, changing financial condition, borrowing requirements or debt maturity schedules, and its responsiveness to changes in business and economic conditions and interest rates. For corporate issuers, Putnam Management also considers relative values based on anticipated cash flow, interest or dividend coverage, asset coverage and earnings prospects. Because of the greater number of investment considerations involved in investing in lower-rated securities, the achievement of the fund's objective depends more on Putnam Management's analytical abilities than would be the case if the fund were investing primarily in securities in the higher rating categories.

The fund may invest in participations and assignments of fixed and floating rate loans made by financial institutions to governmental or corporate borrowers. In addition to other risks associated with investments in debt securities, participations and assignments involve the additional risk that the institution's insolvency could delay or prevent the flow of payments on the underlying loan to the fund. The fund may have limited rights to enforce the terms of the underlying loan, and the liquidity of loan participations and assignments may be limited. See the SAI.

Defensive strategies

At times Putnam Management may judge that conditions in the securities markets make pursuing the fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, Putnam Management may temporarily use alternative strategies, primarily designed to reduce fluctuations in the value of fund assets.

In implementing these defensive strategies, the fund may invest without limit in cash or money market instruments, securities issued by the U.S. government or any foreign government or their agencies or instrumentalities, or in any other securities Putnam Management considers consistent with such defensive strategies. For defensive purposes, the fund may also invest without limit in securities of issuers located in the United States.

It is impossible to predict when, or for how long, these
alternative strategies    will     be used.

Risk factors

The values of fixed-income securities fluctuate in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the value of fund assets. Conversely, during periods of rising interest rates, the value of fund assets will generally decline. The magnitude of these fluctuations generally is greater for securities with longer maturities. However, the yields on such securities are also generally higher. In addition, the values of fixed-income securities are affected by changes in general economic, political
and business conditions affecting    the specific industries of
their     issuers.

Changes by recognized rating services in their ratings of a fixed-income security and changes in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect the fund's net asset value.

Investors should carefully consider their ability to assume the risks of owning shares of a mutual fund that invests in lower-rated securities before making an investment.

The lower ratings of certain securities held by the fund reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic or political conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal.

The inability (or perceived inability) of issuers to make timely payments of interest and principal would likely make the values of securities held by the fund more volatile and could limit the fund's ability to sell its securities at prices approximating the values placed on such securities. In the absence of a liquid trading market for its portfolio securities the fund at times may be unable to establish the fair value of such securities.

The rating assigned to a security    rating agency     does not
reflect an assessment of the volatility of the security's market value or of the liquidity of an investment in the security.


   The table below shows the percentages of fund assets invested during the life of the fund in securities assigned to the various rating categories by S&P, or, if unrated by S&P, assigned to comparable rating categories by another rating agency, and in unrated securities determined by Putnam Management to be of comparable quality.

                                          Unrated securities
                   Rated securities,    of comparable quality,
                   as percentage of        as percentage of
Rating                net assets              net assets
"AAA"                    -----                  0.02%
"AA"                     0.24%                  0.12%
"A"                      1.09%                  -----
"BBB"                    0.76%                  -----
"BB"                    21.12%                  1.83%
"B"                     40.61%                  9.49%
"CCC"                    5.76%                  0.08%

                         -----                  -----
                        69.58%                 11.54%
                         =====              =====

The fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, Putnam Management will monitor the investment to determine whether continued investment in the security will assist in meeting the fund's investment objective.

At times, a substantial portion of fund assets may be invested in securities as to which the fund, by itself or together with other funds and accounts managed by Putnam Management and its affiliates, holds all or a major portion. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, it may be more difficult to sell these securities when Putnam Management believes it advisable to do so or the fund may be able to sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund's net asset value.

In order to enforce its rights in the event of a default of these securities, the fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on the securities. This could increase fund operating expenses and adversely affect its net asset value.

Certain securities held by the fund may permit the issuer, at its option, to "call," or redeem, its securities. If an issuer were to redeem securities held by the fund during a time of declining interest rates, the fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

The fund at times may invest in so-called "zero-coupon" bonds and "payment-in-kind" bonds. Zero-coupon bonds are issued at a significant discount from their principal amount and pay interest only at maturity rather than at intervals during the life of the security. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Both zero-coupon bonds and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest in cash currently. The values of zero-coupon bonds and payment-in-kind bonds are also subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest in cash currently.

Even though such bonds do not pay current interest in cash, the fund nonetheless is required to accrue interest income on these investments and to distribute the interest income on a current basis. Thus, the fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

Certain investment grade securities in which the fund may invest share some of the risk factors discussed above with respect to lower-rated securities.

   For additional information regarding the risks associated with investing in securities in the lower rating categories, see the SAI.

The fund may invest in companies with relatively small equity
market capitalizations. These smaller companies         may have
limited product lines, markets or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies, and only in the over-the-counter market or on a regional securities exchange. As a result, the prices of these securities may fluctuate more sharply than the prices of securities of other issuers.

There may be less publicly available information about smaller companies or less market interest in their securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets.



Investments in premium securities

At times, the fund may invest in securities bearing coupon rates higher than prevailing market rates. Such "premium" securities are typically purchased at prices greater than the principal amounts payable on maturity.

The fund does not amortize the premium paid for these securities in calculating its net investment income. As a result, the purchase of premium securities provides a higher level of investment income distributable to shareholders on a current basis than if the fund purchased securities bearing current market rates of interest. Because the value of premium securities tends to approach the principal amount as they approach maturity (or call price in the case of securities approaching their first call date), the purchase of such securities may increase the risk of capital loss if such securities are held to maturity (or first call date).

During a period of declining interest rates, many of the fund's portfolio investments will likely bear coupon rates that are higher than the current market rates, regardless of whether the securities were originally purchased at a premium. These securities would generally carry premium market values that would be reflected in the net asset value of fund shares. As a result, an investor who purchases fund shares during such periods would initially receive higher taxable monthly distributions (derived from the higher coupon rates payable on the fund's investments) than might be available from alternative investments bearing current market interest rates, but the investor may face an increased risk of capital loss as these higher coupon securities approach maturity (or first call date). In evaluating the potential performance of an investment in the fund, investors may find it useful to compare the fund's current dividend rate with its "yield," which is computed on a yield-to-maturity basis in accordance with SEC regulations and which reflects amortization of market premiums. See "How performance is shown."

   Portfolio turnover

The length of time the fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the fund is known as "portfolio turnover." As a result of the fund's investment policies, under certain market conditions its portfolio turnover rate may be higher than that of other mutual funds.

Portfolio turnover generally involves some expense, including brokerage commissions or dealer markups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. Portfolio turnover rates are shown in the section "Financial highlights."

Options and futures portfolio strategies

The fund may engage in a variety of transactions involving the use of options and futures contracts. The fund may purchase and sell futures contracts in order to hedge against changes in the values of securities the fund owns or expects to purchase or to hedge against interest rate changes. For example, if Putnam Management expected interest rates to increase, the fund might sell futures contracts on U.S. government securities. If rates were to increase, the value of the fund's fixed-income securities would decline, but this decline might be offset in whole or in part by an increase in the value of the futures contracts. The fund may also purchase and sell call and put options on futures contracts or on securities the fund is permitted to purchase directly, in addition to or as an alternative to purchasing and selling futures contracts. The fund may also buy and sell combinations of put and call options on the same underlying security. The fund may also engage in futures and options transactions for nonhedging purposes, such as to substitute for direct investment or to manage the effective duration. Duration is a commonly used measure of the longevity of the fund's debt instruments.

Options and futures transactions involve costs and may result in losses. The effective use of options and futures strategies depends on the fund's ability to terminate options and futures positions at times when Putnam Management deems it desirable to do so. Options on certain U.S. government securities are traded in significant volume on securities exchanges. However, other options which the fund may purchase or sell are traded in the "over-the-counter" market rather than on an exchange. This means that the fund will enter into such option contracts with particular securities dealers who make markets in these options. The fund's ability to terminate options positions in the over-the-counter market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions might fail to meet their obligations to the fund.

The use of options and futures strategies for hedging purposes also involves the risk of imperfect correlation among movements in the prices of the securities underlying the futures and options purchased and sold by the fund, of the options and futures contracts themselves, and, in the case of hedging transactions, the securities which are the subject of a hedge.

The fund's ability to engage in options and futures transactions and to sell related securities may be limited by tax considerations and by certain regulatory requirements. See the SAI.

Foreign investments

To the extent the fund invests in foreign securities denominated and traded in foreign currencies, the values of fund assets may be affected favorably or unfavorably by currency exchange rates relative to the U.S. dollar. As a way of seeking to reduce this risk, the fund will not invest more than 25% of its assets in securities denominated in currencies other than the U.S. dollar.

There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers may not be subject to accounting standards comparable to those in the United
States.

The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than those in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of fund assets held abroad) and expenses not present in the settlement of domestic investments.

In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in certain foreign countries.

Legal remedies available to investors in certain foreign countries may be limited. The laws of some foreign countries may limit investments in securities of certain issuers located in those foreign countries. Special tax considerations apply to foreign securities.

The risks described above, including the risks of nationalization and expropriation of assets, are typically increased to the extent that the fund invests in issuers located in emerging market countries (as described above). Investments in securities located in such countries are speculative and subject to certain special risks. Political and economic structures in many of these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies.

The currencies of certain emerging market countries have experienced a steady devaluation relative to the U.S. dollar, and continued devaluations may adversely affect the value of the fund's assets denominated in such currencies. Many emerging market companies have experienced substantial, and in some periods extremely high, rates of inflation for many years, and continued inflation may adversely affect the economies and securities markets of such countries.

In addition, unanticipated political or social developments may affect the values of the fund's investments in these countries and the availability to the fund of additional investments in these countries. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make the fund's investments in such countries illiquid and more volatile than investments in more developed countries, and the fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to issuers located in these countries, and it may difficult as a result to assess the value or prospects of an investment in such issuers.

The fund's investments may include securities issued by foreign governmental issuers through the exchange of existing commercial bank loans to such countries for new bonds in connection with debt restructuring, including Brady Bonds, which are issued under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady. These securities may have no (or only limited) collateralization, and the payment of interest and principal may be dependent on the willingness and the ability of the foreign governmental issuer to make payment in accordance with the terms of the security.

The fund may engage in a variety of foreign currency exchange transactions in connection with its foreign investments, including transactions involving futures contracts, forward contracts and options. For a further discussion of the risks associated with purchasing and selling futures contracts and options, see "Options and futures portfolio strategies." The SAI also contains information concerning these transactions.
The decision as to whether and to what extent the fund will engage in foreign currency exchange transactions will depend on a number of factors, including prevailing market conditions, the composition of the fund's portfolio and the availability of suitable transactions. Accordingly, there can be no assurance that the fund will engage in foreign currency exchange transactions at any given time or from time to time.

   A     more    detailed explanation of     foreign investments,
   and the risks and special tax considerations associated with
them, is included in             the SAI.




Other investment practices

The fund may also engage in the following investment practices, each of which involves certain special risks. The SAI contains more detailed information about these practices, including limitations designed to reduce these risks.

Securities loans, repurchase agreements and forward commitments. The fund may lend portfolio securities amounting to not more than 25% of its assets to broker-dealers and may enter into repurchase agreements on up to 25% of its assets. These transactions must be fully collateralized at all times. The fund may also purchase securities for future delivery, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. These transactions involve some risk if the other party should default on its obligation and the fund is delayed or prevented from recovering the collateral or completing the transaction.

   Diversification

The fund is a "diversified" investment company under the Investment Company Act of 1940. This means that with respect to 75% of its total assets, the fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government securities). The remaining 25% of its total assets is not subject to this restriction. To the extent the fund invests a significant portion of its assets in the securities of a particular issuer, it will be subject to an increased risk of loss if the market value of such issuer's securities declines.

Derivatives

Certain of the instruments in which the fund may invest, such as futures contracts, options and forward contracts, are considered to be "derivatives." Derivatives are financial instruments whose value depends upon, or is derived from, the value of an underlying asset, such as a security or an index. Further information about these instruments and the risks involved in their use is included elsewhere in this prospectus and in the SAI.

Limiting investment risk

Specific investment restrictions help to limit investment risks for the fund's shareholders. These restrictions prohibit the fund, with respect to 75% of its total assets, from acquiring more than 10% of the voting securities of any one
issuer.   *      They also prohibit the fund from investing
more than:

(a)    (with respect to 75% of its total assets) 5%     of its
total assets in    securities of any one issuer other than the
U.S. government;* or

(b) 25% of its total assets in     any one industry    (other
than securities of the U.S. government, its agencies or instrumentalities);* or

   (c) 15% of its net assets in any combination of securities that are not readily marketable, in securities restricted as to resale (excluding securities determined by the Trustees (or the person designated by the Trustees to make such determinations) to be readily marketable), and in repurchase agreements maturing in more than seven days.

   Restrictions     marked with an asterisk (*) above    are
summaries     of         fundamental investment
   policies    .  See the SAI for the full text of    these
policies     and other fundamental investment policies.  Except
for investment policies designated as fundamental in this prospectus or the SAI, the investment policies described in this prospectus and in the SAI are not fundamental policies. The Trustees may change any non-fundamental investment policy
without shareholder approval.     As a matter of policy, the
Trustees would not materially change the fund's investment objective without shareholder approval.

HOW PERFORMANCE IS SHOWN

Fund advertisements may, from time to time, include performance information. "Yield" for each class of shares is calculated by dividing the annualized net investment income per share during a recent 30-day period by the maximum public offering price per share of the class on the last day of that period.

For purposes of calculating yield, net investment income is calculated in accordance with SEC regulations and may differ
from net investment income as determined for    tax
purposes. SEC regulations require that net investment income be calculated on a "yield-to-maturity" basis, which has the effect of amortizing any premiums or discounts in the current market value of fixed-income securities. The current dividend rate is based on net investment income as determined for tax purposes, which may not reflect amortization in the same manner. See "How the fund pursues its objective -- Investments in premium securities."

Yield is based on the price of the shares, including the maximum initial sales charge in the case of class A and class M shares, but does not reflect any contingent deferred sales charge in the case of class B shares.

"Total return" for the one-, five- and ten-year periods (or for the life of a class, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the fund invested at the maximum public offering price (in the case of class A and class M shares) or reflecting the deduction of any applicable contingent deferred sales charge (in the case of class B shares). Total return may also be presented for other periods or based on investment at reduced sales charge levels. Any quotation of investment performance not reflecting the maximum initial sales charge or contingent deferred sales charge would be reduced if the sales charge were used.

All data are based on past investment results and do not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, portfolio composition, fund operating expenses and which class of shares the investor purchases. Investment performance also often reflects the risks associated with the fund's investment objective and policies. These factors should be considered when comparing the fund's investment results with those of other mutual funds and other investment vehicles.

Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect. Fund performance may be compared to that of various indexes. See the SAI.

HOW THE FUND IS MANAGED

The Trustees are responsible for generally overseeing the conduct of fund business. Subject to such policies as the Trustees may determine, Putnam Management furnishes a continuing investment program for the fund and makes investment decisions on its behalf. Subject to the control of the Trustees, Putnam Management also manages the fund's other affairs and business.

   The fund pays Putnam Management a quarterly fee for these services based on average net assets. See "Expense summary" and the SAI.

The following officers of Putnam Management have had primary responsibility for the day-to-day management of the fund's
portfolio since the    years     stated below:

                                  Business experience
                     Year         (at least 5 years)
                     -------      -------------------------
   Gail S. Attridge  1997         Employed as an investment
Vice President                    professional by Putnam
                                  Management since 1993. Prior
                                  to November, 1993, Ms.
                                  Attridge was an Analyst
                                  at Keystone Custody
                                  International.



Jin W. Ho            1996         Employed as an investment
Managing Director                 professional by Putnam
                                  Management since 1983.

Charles G. Pohl      1996         Employed as an investment
Vice President                    professional by Putnam
                                  Management since
1983       .

The fund pays all expenses not assumed by Putnam Management, including Trustees' fees, and auditing, legal, custodial, investor servicing and shareholder reporting expenses, and payments under its distribution plans (which are in turn
allocated to the relevant class of shares).     Expenses of the
Trust directly charged or attributable to a fund will be paid from the assets of that fund. General expenses of the Trust will be allocated among and charged to the assets of the funds and any other portfolio of the Trust on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of the funds or the nature of the services
performed and relative applicability to each fund.      The
fund also reimburses Putnam Management for the compensation and related expenses of certain fund officers and their staff who provide administrative services. The total reimbursement is determined annually by the Trustees.

Putnam Management places all orders for purchases and sales of fund securities. In selecting broker-dealers, Putnam Management may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the most favorable price and execution available, Putnam Management may consider sales of fund shares (and, if permitted by law,
   shares     of the other Putnam funds) as a factor in the
selection of broker-dealers.

The fund pays a quarterly fee to Putnam Management based on the average net assets of the fund, as determined at the close of each business day during the quarter, at the following annual rates, expressed as a percentage of the fund's average net assets: 0.80% of the first $500 million of average net assets, 0.70% of the next $500 million, 0.65% of the next $500 million, 0.60% of the next $5 billion, 0.575% of the next $5 billion, 0.555% of the next $5 billion, 0.54% of the next $5 billion; and 0.53% of any amount over $21.5 billion.

In order to limit the fund's expenses during its start-up period, Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through
   December 31    , 1997, to the extent that expenses of the
fund (exclusive of brokerage, interest, taxes, deferred organizational and extraordinary expense, and payments under the fund's distribution plans) would exceed 1.25% of the fund's average net assets. For the purpose of determining any such limitation on Putnam Management's compensation, fund expenses shall not reflect the application of commissions or cash management credits that may reduce designated fund expenses. With Trustee approval, this expense limitation may be terminated earlier, in which event shareholders would be notified and this prospectus would be revised.

ORGANIZATION AND HISTORY
   Putnam Funds     Trust is a Massachusetts business trust
organized on January 22, 1996. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.

The Trust is an open-end, diversified management investment company with an unlimited number of authorized shares of
beneficial interest.     The Trustees may,     without
shareholder approval    , create     two or more series    of
shares representing separate investment portfolios.  The Trust
is     currently divided into two series of shares representing
separate investment portfolios. Only shares of Putnam High Yield Total Return Fund are offered by this prospectus.
        Any such series of shares may be divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. The fund's shares are currently
divided into three classes.  Only         class A, B and M
shares are offered by this prospectus. The fund may also offer other classes of shares with different sales charges and expenses. Because of these different sales charges and expenses, the investment performance of the classes will vary. For more information, including your eligibility to purchase any other class of shares, contact your investment dealer or Putnam Mutual Funds (at 1-800-225-1581).

Each share has one vote, with fractional shares voting
proportionally.  Shares of    all classes     will vote
together as a single class without regard to series or classes of shares on all matters except, (i) when required by the Investment Company Act of 1940 or when the Trustees have determined that the matter affects the interests of one or more series or classes materially differently, shares will be voted by individual series or class; and (ii) when the Trustees have determined that the matter affects only the interest of one or more series or classes, only shareholders of that series or class shall be entitled to vote thereon. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if the fund were liquidated, would receive the net assets of the fund. The fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although the Trust is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

If you own fewer shares than the minimum amount set by the Trustees (presently 20 shares), the fund may choose to redeem your shares. You will receive at least 30 days' written notice before the fund redeems your shares, and you may purchase additional shares at any time to avoid a redemption. The fund may also redeem shares if you own shares above a maximum amount set by the Trustees. There is presently no maximum, but the Trustees may establish one at any time, which could apply to both present and future shareholders.

The Trust's Trustees: George Putnam,* Chairman. President of the Putnam funds. Chairman and Director of Putnam Management and Putnam Mutual Funds Corp. ("Putnam Mutual Funds"). Director, Marsh & McLennan Companies, Inc.; William F. Pounds, Vice Chairman. Professor of Management, Alfred P. Sloan School of Management, Massachusetts Institute of Technology; Jameson Adkins Baxter, President, Baxter Associates, Inc.; Hans
H. Estin, Vice Chairman, North American Management Corp.; John
A. Hill, Chairman and Managing Director, First Reserve Corporation; Ronald J. Jackson, Former Chairman, President and Chief Executive Officer of Fisher-Price, Inc., Director of
Safety 1st, Inc., Trustee of Salem Hospital and         the
Peabody Essex Museum; Elizabeth T. Kennan, President Emeritus and Professor, Mount Holyoke College; Lawrence J. Lasser,* Vice President of the Putnam funds. President, Chief Executive Officer and Director of Putnam Investments, Inc. and Putnam Management. Director, Marsh & McLennan Companies, Inc.; Robert
E. Patterson, Executive Vice President and Director of Acquisitions, Cabot Partners Limited Partnership; Donald S. Perkins,* Director of various corporations, including Cummins Engine Company, Lucent Technologies, Inc., Springs Industries, Inc. and Time Warner Inc.; George Putnam, III,* President, New Generation Research, Inc.; A.J.C. Smith,* Chairman and Chief Executive Officer, Marsh & McLennan Companies, Inc.; and W. Nicholas Thorndike, Director of various corporations and charitable organizations, including Data General Corporation, Bradley Real Estate, Inc. and Providence Journal Co. Also, Trustee of Massachusetts General Hospital and Eastern Utilities Associates. The Trustees are also Trustees of the other Putnam funds. Those marked with an asterisk (*) are or may be deemed to be "interested persons" of the fund, Putnam Management or Putnam Mutual Funds.

About Your Investment

ALTERNATIVE SALES ARRANGEMENTS

Class A shares. An investor who purchases class A shares pays a sales charge at the time of purchase. As a result, class A shares are not subject to any charges when they are redeemed, except for certain sales at net asset value that are subject to a contingent deferred sales charge ("CDSC"). Certain purchases of class A shares qualify for reduced sales charges. Class A shares bear a lower 12b-1 fee than class B and class M shares. See "How to buy shares -- Class A shares" and "Distribution plans."

Class B shares. Class B shares are sold without an initial sales charge, but are subject to a CDSC if redeemed within a specified period after purchase. Class B shares also bear a higher 12b-1 fee than class A and class M shares. Class B shares automatically convert into class A shares, based on relative net asset value, approximately eight years after purchase. For more information about the conversion of class B shares, see the SAI. This discussion includes information about how shares acquired through reinvestment of distributions are treated for conversion purposes. The discussion also notes certain circumstances under which a conversion may not occur. Class B shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made. Until conversion, class B shares will have a higher expense ratio and pay lower dividends than class A and class M shares because of the higher 12b-1 fee. See "How to buy shares -- Class B shares" and "Distribution plans."

Class M shares. An investor who purchases class M shares pays a sales charge at the time of purchase that is lower than the sales charge applicable to class A shares. Certain purchases of class M shares qualify for reduced sales charges. Class M shares bear a 12b-1 fee that is lower than class B shares but higher than class A shares. Class M shares are not subject to any CDSC and do not convert into any other class of shares. See "How to buy shares -- Class M shares" and "Distribution plans."

Which arrangement is best for you? The decision as to which class of shares provides a more suitable investment for an investor depends on a number of factors, including the amount and intended length of the investment. Investors making investments that qualify for reduced sales charges might consider class A or class M shares. Investors who prefer not to pay an initial sales charge might consider class B shares. Orders for class B shares for $250,000 or more will be treated as orders for class A shares or declined. For more information about these sales arrangements, consult your investment dealer or Putnam Investor Services. Shares may only be exchanged for shares of the same class of another Putnam fund. See "How to exchange shares."

HOW TO BUY SHARES

You can open a fund account with as little as $500 and make additional investments at any time with as little as $50. You can buy fund shares three ways - through most investment dealers, through Putnam Mutual Funds (at 1-800-225-1581), or through a systematic investment plan. If you do not have a dealer, Putnam Mutual Funds can refer you to one.

Buying shares through Putnam Mutual Funds. Complete an order form and write a check for the amount you wish to invest,
payable to the         fund.  Return the completed form and
check to Putnam Mutual Funds, which will act as your agent in purchasing shares through your designated investment dealer.

Buying shares through systematic investing. You can make regular investments of $25 or more per month through automatic deductions from your bank checking or savings account.
Application forms are available from your investment dealer or through Putnam Investor Services.

Shares are sold at the public offering price based on the net asset value next determined after Putnam Investor Services receives your order. In most cases, in order to receive that day's public offering price, Putnam Investor Services must receive your order before the close of regular trading on the New York Stock Exchange. If you buy shares through your investment dealer, the dealer must receive your order before the close of regular trading on the New York Stock Exchange to receive that day's public offering price.

Class A shares

The public offering price of class A shares is the net asset value plus a sales charge that varies depending on the size of your purchase. The fund receives the net asset value. The sales charge is allocated between your investment dealer and Putnam Mutual Funds as shown in the following table, except when Putnam Mutual Funds, in its discretion, allocates the entire amount to your investment dealer.



                                   Sales charge       Amount of
                            as a percentage of:    sales charge
                            -------------------    reallowed to
                                 Net               dealers as a
Amount of transaction         amount   Offering   percentage of
at offering price ($)       invested      price  offering price
-----------------------------------------------------------------
Under 50,000                   4.99%      4.75%        4.25%
50,000 but under 100,000       4.71       4.50         4.00
100,000 but under 250,000      3.63       3.50         3.00
250,000 but under 500,000      2.56       2.50         2.25
500,000 but under 1,000,000    2.04       2.00         1.75
-----------------------------------------------------------------

   No     initial sales charge    applies to     purchases of
class A shares of $1 million or more   ,     or    to
purchases by    employer-sponsored     retirement plans    that
have     at least 200 eligible employees.  However,         a
CDSC of 1.00% or 0.50%, respectively,    is     imposed    on
redemptions of these shares     within the first or second year
after purchase   , unless the             dealer of record waived
its commission with         Putnam Mutual    Funds' approval, or
unless the purchaser is a class A qualified benefit plan (a retirement plan for which Putnam Fiduciary Trust Company provides recordkeeping or other services in connection with the
purchase             of class A shares    ).

Class A qualified benefit plans may purchase class A shares with no initial sales charge. However, a CDSC of 1.00% is imposed on redemptions of these shares if, within two years of the
plan's     initial purchase    of class A shares, it redeems 90%
or more of its cumulative purchases. Thereafter, such a plan is no longer liable for any CDSC. Class A qualified benefit plans
that initially invest at least             $20 million in Putnam
funds and other investments managed by Putnam Management or its
affiliates    pursuant to a proposal made by     Putnam Mutual
Funds    on or before April 15, 1997 are not subject to any
CDSC.

   A class A     qualified    benefit     plan participating in a
"multi-fund" program approved by Putnam Mutual Funds may include amounts invested in other mutual funds participating in such program for purposes of determining whether the plan may purchase class A shares at net asset value. These investments will also be included for purposes of the discount privileges and programs described elsewhere in this prospectus and in the SAI.

   As described in the SAI, Putnam Mutual Funds pays the dealer of record a commission of up to 1% on sales to class A qualified benefit plans. Putnam Mutual Funds pays investment dealers of record commissions on sales of class A shares of $1 million or more and sales of class A shares to employer-sponsored retirement plans that have at least 200 eligible employees and that are not class A qualified benefit plans based on an investor's cumulative purchases during the one-year period beginning with the date of the initial purchase at net asset value. Each subsequent one-year measuring period for these purposes will begin with the first net asset value purchase following the end of the prior period. Such commissions are paid at the rate of 1.00% of the amount under $3 million, 0.50% of the next $47 million and 0.25% thereafter.

Class B shares

Class B shares are sold without an initial sales charge, although a CDSC will be imposed if you redeem shares within a specified period after purchase, as shown in the table below.

Year     1       2        3       4        5       6     7+
-------------------------------------------------------------
Charge  5%      4%       3%      3%       2%      1%     0%

   Putnam Mutual Funds pays a sales commission equal to 4.00% of the amount invested to dealers who sell class B shares.  These commissions are not paid on exchanges from other Putnam funds or
on sales to investors     exempt from the CDSC.

Class M shares

The public offering price of class M shares is the net asset value plus a sales charge that varies depending on the size of your purchase. The fund receives the net asset value. The sales charge is allocated between your investment dealer and Putnam Mutual Funds as shown in the following table, except when Putnam Mutual Funds, at its discretion, allocates the entire amount to your investment dealer.

                                 Sales charge        Amount of
                              as a percentage of:  sales charge
                              -------------------  reallowed to
                                Net                dealers as a
Amount of transaction         amount   Offering    percentage of
at offering price ($)        invested    price    offering price
-----------------------------------------------------------------
Under 50,000                   3.36%     3.25%        3.00%
50,000 but under 100,000       2.30      2.25         2.00
100,000 but under 250,000      1.52      1.50         1.25
250,000 but under 500,000      1.01      1.00         1.00
500,000 and above              NONE      NONE         NONE

Sales charges will not apply to class M shares purchased with redemption proceeds received within the prior 90 days from non-Putnam mutual funds on which the investor paid a front-end or a
contingent deferred sales charge.     Class M     qualified
retirement plans    (retirement plans for which Putnam Fiduciary
Trust Company provides recordkeeping or other services in
connection with the purchase of class M shares)     and members
of qualified groups may also purchase class M shares without a sales charge.

General

You may be eligible to buy fund shares at reduced sales charges
   or to sell fund shares without a CDSC    .

Consult your investment dealer or Putnam Mutual Funds for details about Putnam's combined purchase privilege, cumulative quantity discount, statement of intention, group sales plan, qualified
   benefit     plans   ,     and other plans.  Descriptions are
also included in the order form and in the SAI.

The fund may sell class A, class B and class M shares at net asset value without an initial sales charge or a CDSC to current and retired Trustees (and their families), current and retired employees (and their families) of Putnam Management and affiliates, registered representatives and other employees (and their families) of broker-dealers having sales agreements with Putnam Mutual Funds, employees (and their families) of financial institutions having sales agreements with Putnam Mutual Funds (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of fund shares), financial institution trust departments investing an aggregate of $1 million or more in Putnam funds, clients of certain administrators of tax-qualified plans, tax-qualified plans when proceeds from repayments of loans to participants are invested (or reinvested) in Putnam funds, "wrap accounts" for the benefit of clients of broker-dealers, financial institutions or financial planners adhering to certain standards established by Putnam
Mutual Funds   ,     and investors meeting certain requirements
who sold shares of certain Putnam closed-end funds pursuant to a tender offer by the closed-end fund.

In addition, the fund may sell shares at net asset value without an initial sales charge or a CDSC in connection with the acquisition by the fund of assets of an investment company or personal holding company. The CDSC will be waived on redemptions of shares arising out of the death or post-purchase disability of a shareholder or settlor of a living trust account, and on redemptions in connection with certain withdrawals from IRA or other retirement plans. Up to 12% of the value of shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC. The SAI contains additional information about purchasing shares at reduced sales charges.

Shareholders of other Putnam funds may be entitled to exchange their shares for, or reinvest distributions from their funds in, fund shares at net asset value.

If you are considering redeeming         shares or transferring
shares to another person shortly after purchase, you should pay for those shares with a certified check to avoid any delay in
redemption         or transfer.  Otherwise, payment may be
delayed until the purchase price of those shares has been collected or, if you redeem by telephone, until 15 calendar days after the purchase date. To eliminate the need for safekeeping, certificates will not be issued for your shares unless you request them.

   In determining whether a CDSC is payable on any redemption, shares not subject to any charge will be redeemed first, followed by shares held longest during the CDSC period. Any CDSC will be based on the lower of the shares' cost and net asset value. For this purpose, the amount of any increase in a share's value above its initial purchase price is not regarded as a share exempt from the CDSC. Thus, when you redeem a share that has appreciated in value during the CDSC period, a CDSC is assessed on its initial purchase price. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC. For information on how sales charges are calculated if you exchange your shares, see "How to exchange shares." Putnam Mutual Funds receives the entire amount of any CDSC you pay. See the SAI for more information about the CDSC.

Putnam Mutual Funds will from time to time, at its expense, provide additional promotional incentives or payments to dealers that sell shares of the Putnam funds. These incentives or payments may include payments for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and their guests to locations within and outside the United States for meetings or seminars of a business nature. In some instances, these incentives or payments may be offered only to certain dealers who have sold or may sell significant amounts of shares. Certain dealers may not sell all classes of shares.

DISTRIBUTION PLANS

   The fund has adopted     distribution    plans to compensate
Putnam Mutual Funds for services provided and expenses incurred by it as principal underwriter of fund shares, including the payments to dealers described below and in the SAI. The plans
provide     for payments by the fund to Putnam Mutual Funds at
   annual rates (expressed as a percentage     of average net
assets    ) of up to 0.35% on     class A    shares and 1.00% on
class B and class M     shares.  The Trustees currently limit
payments    on     class A    and class M shares to 0.25% and
0.50% of average net assets, respectively.

Putnam Mutual Funds    compensates     qualifying dealers
(including, for this purpose, certain financial institutions)
   for     sales of         shares and the maintenance of
shareholder accounts.

   Putnam Mutual Funds makes quarterly     payments    to dealers
at the annual rate of up to 0.25% of     the average net asset
value of class A shares    (including shares acquired through
reinvestment of distributions) for which such     dealers are
designated as the dealer of record.     The payments to dealers
for shares held by class A qualified benefit plans are made at reduced rates, as described in the SAI. No payments are made
during the first             year after purchase    on     shares
purchased at net asset value by shareholders investing $1 million
or more   or by employer-sponsored     retirement plans    that
have     at least 200 eligible employees   or that are class A
qualified benefit plans, unless the shareholder has     made
arrangements with Putnam Mutual Funds and the dealer of record
   has     waived the sales commission.

        Putnam Mutual Funds makes quarterly payments to
dealers at the annual    rates     of    0.25% and 0.40%     of
the average net asset value of         class B and class M
   shares for which such             dealers are designated as
the dealer of record   , respectively           .

    Putnam Mutual Funds may suspend or modify    its     payments
to dealers.          The payments are also subject to the
continuation of the relevant distribution plan, the terms of service agreements between dealers and Putnam Mutual Funds, and any applicable limits imposed by the National Association of Securities Dealers, Inc.

HOW TO SELL SHARES

You can sell your shares to the         fund any day the New York
Stock Exchange is open, either directly to the fund or through your investment dealer. The fund will only redeem shares for which it has received payment.

Selling shares directly to your fund. Send a signed letter of instruction or stock power form to Putnam Investor Services, along with any certificates that represent shares you want to sell. The price you will receive is the next net asset value calculated after the fund receives your request in proper form less any applicable CDSC. In order to receive that day's net asset value, Putnam Investor Services must receive your request before the close of regular trading on the New York Stock Exchange.

If you sell shares having a net asset value of $100,000 or more, the signatures of registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. See the SAI for more information about where to obtain a signature guarantee. Stock power forms are available from your investment dealer, Putnam Investor Services and many commercial banks.

If you want your redemption proceeds sent to an address other than your address as it appears on Putnam's records, a signature guarantee is required. Putnam Investor Services usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact Putnam Investor Services for details.

Your fund generally sends you payment for your shares the business day after your request is received. Under unusual circumstances, the fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

You may use Putnam's Telephone Redemption Privilege to redeem
shares valued up to $100,000         unless you have notified
Putnam Investor Services of an address change within the preceding 15 days. Unless an investor indicates otherwise on the account application, Putnam Investor Services will be authorized to act upon redemption and transfer instructions received by telephone from a shareholder, or any person claiming to act as his or her representative, who can provide Putnam Investor Services with his or her account registration and address as it appears on Putnam Investor Services' records.

Putnam Investor Services will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, Putnam
Investor Services may be liable for any losses due to unauthorized or fraudulent instructions. For information, consult Putnam Investor Services.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting Putnam Investor Services by telephone. In this event, you may wish to submit a written redemption request, as described above, or contact your investment dealer, as described below. The Telephone Redemption Privilege is not available if you were issued certificates for shares that remain outstanding. The Telephone Redemption Privilege may be modified or terminated without notice.

Selling shares through your investment dealer. Your dealer must receive your request before the close of regular trading on the New York Stock Exchange to receive that day's net asset value. Your dealer will be responsible for furnishing all necessary documentation to Putnam Investor Services, and may charge you for its services.

HOW TO EXCHANGE SHARES

You can exchange your shares for shares of the same class of certain other Putnam funds at net asset value. Not all Putnam funds offer all classes of shares. If you exchange shares subject to a CDSC, the transaction will not be subject to the CDSC. However, when you redeem the shares acquired through the exchange, the redemption may be subject to the CDSC, depending upon when you originally purchased the shares. The CDSC will be computed using the schedule of any fund into or from which you have exchanged your shares that would result in your paying the highest CDSC applicable to your class of shares. For purposes of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

To exchange your shares, simply complete an Exchange Authorization Form and send it to Putnam Investor Services. The form is available from Putnam Investor Services. For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss. A Telephone Exchange Privilege is currently available for amounts up to $500,000. Putnam Investor Services' procedures for telephonic transactions are described above under "How to sell shares." The Telephone Exchange Privilege is not available if you were issued certificates for shares that remain outstanding. Ask your investment dealer or Putnam Investor Services for prospectuses of other Putnam funds. Shares of certain Putnam funds are not available to residents of all states.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Putnam Management or the Trustees believe doing so would be in the best interests of your fund, the fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange.
Consult Putnam Investor Services before requesting an exchange.
See the SAI to find out more about the exchange privilege.

HOW THE FUND VALUES ITS SHARES

The fund calculates the net asset value of a share of each class by dividing the total value of its assets, less liabilities, by the number of its shares outstanding. Shares are valued as of the close of regular trading on the New York Stock Exchange each day the Exchange is open.

Portfolio securities for which market quotations are readily available are valued at market value. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees.

Securities quoted in foreign currencies are translated into U.S. dollars at current exchange rates or at such other rates as the Trustees may determine in computing net asset value. As a result, fluctuations in the value of such currencies in relation
to the U.S. dollar    may     affect the net asset value of fund
shares even though there has not been any change in the values of such securities as quoted in such foreign currencies.

HOW THE FUND MAKES DISTRIBUTIONS TO SHAREHOLDERS; TAX INFORMATION

The fund distributes any net investment income at least monthly and any net realized capital gains at least annually. Distributions paid on class A shares will generally be greater than those paid on class B and class M shares because expenses attributable to class B and class M shares will generally be higher.

You can choose from three distribution options:

- Reinvest all distributions in additional shares without a sales charge;

- Receive distributions from net investment income in cash while reinvesting capital gains distributions in additional
        shares without a sales charge; or

-       Receive all distributions in cash.

You can change your distribution option by notifying Putnam Investor Services in writing. If you do not select an option when you open your account, all distributions will be reinvested. All distributions not paid in cash will be reinvested in shares of the class on which the distributions are paid. You will receive a statement confirming reinvestment of distributions in additional shares (or in shares of other Putnam funds for Dividends Plus accounts) promptly following the quarter in which the reinvestment occurs.

If a check representing a fund distribution is not cashed within a specified period, Putnam Investor Services will notify you that you have the option of requesting another check or reinvesting the distribution in the fund or in another Putnam fund. If Putnam Investor Services does not receive your election, the distribution will be reinvested in the fund. Similarly, if correspondence sent by the fund or Putnam Investor Services is returned as "undeliverable," fund distributions will automatically be reinvested in the fund or in another Putnam fund.

The fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. The fund will distribute substantially all of its ordinary income and capital gain net income on a current basis.

Fund distributions will be taxable to you as ordinary income, except that any distributions of net long-term capital gains will be taxable as such, regardless of how long you have held the shares. Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions.

Fund investments in foreign securities may be subject to withholding taxes at the source on dividend or interest payments.
In that case, the fund's yield on those securities would be decreased.

If at the end of the fund's fiscal year more than 50% of the value of its total assets represents securities of foreign corporations, the fund intends to make an election permitted by the Internal Revenue Code to treat any foreign taxes paid by it as paid by its shareholders. In this case, shareholders who are U.S. citizens, U.S. corporations and, in some cases, U.S. residents generally will be required to include in U.S. taxable income their pro rata share of such taxes, but may then generally be entitled to claim a foreign tax credit or deduction (but not both) for their share of such taxes.

Fund transactions in foreign currencies and hedging activities may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in value of the foreign currency concerned. In addition, such activities will likely produce a difference between book income and taxable income. This difference may cause a portion of the fund's income distributions to constitute a return of capital for tax purposes or require the fund to make distributions exceeding book income to qualify as a regulated investment company for tax purposes.

Investment in an entity that qualifies as a "passive foreign investment company" under the Code could subject the fund to a U.S. federal income tax or other charge on certain "excess distributions" with respect to the investment, and on the proceeds from disposition of the investment.

Early in each year Putnam Investor Services will notify you of the amount and tax status of distributions paid to you for the preceding year.

The foregoing is a summary of certain federal income tax consequences of investing in the fund. You should consult your tax adviser to determine the precise effect of an investment in the fund on your particular tax situation (including possible liability for state and local taxes).


About Putnam Investments, Inc.

Putnam Management has been managing mutual funds since 1937. Putnam Mutual Funds is the principal underwriter of the fund and of other Putnam funds. Putnam Fiduciary Trust Company is the custodian of the fund. Putnam Investor Services, a division of Putnam Fiduciary Trust Company, is the investor servicing and transfer agent for the fund.

Putnam Management, Putnam Mutual Funds and Putnam Fiduciary Trust Company are subsidiaries of Putnam Investments, Inc., which is wholly owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

SECURITIES RATINGS

The following rating services describe rated securities as follows:

Moody's Investors Service, Inc.

Bonds

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated Baa are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Standard & Poor's

Bonds

AAA -- Debt rated 'AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA -- Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A -- Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB -- Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB-B-CCC-CC-C -- Debt rated 'BB', 'B', 'CCC', 'CC' and 'C' is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. 'BB' indicates the lowest degree of speculation and 'C' the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB -- Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

B -- Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

CCC -- Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

CC -- The rating 'CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

C -- The rating 'C' typically is applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

D -- Bonds rated 'D' are in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used on the filing of a bankruptcy petition if debt service payments are jeopardized.

   Duff & Phelps Corporation

Long-Term Debt

AAA -- Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA- -- High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A, A- -- Protection factors are average but adequate.
However, risk factors are more variable and greater in periods of economic stress.

BBB+, BBB, BBB- -- Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB, BB- -- Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+, B, B- -- Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC -- Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD -- Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

Fitch Investors Service, Inc.

AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

A -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB -- Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these
bonds, and    therefore impair timely payment.  The likelihood
that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB -- Bonds considered to be speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B -- Bonds are considered highly speculative. Bonds in this class are lightly protected as to the obligor's ability to pay interest over the life of the issue and repay principal when due.

CCC -- Bonds have certain characteristics which, with passing of time, could lead to the possibility of default on either principal or interest payments.

CC -- Bonds are minimally protected. Default in payment of interest and/or principal seems probable.

C -- Bonds are in actual or imminent default in payment of interest or principal.

DDD -- Bonds are in default and in arrears in interest and/or principal payments. Such bonds are extremely speculative and should be valued only on the basis of their value in liquidation or reorganization of the obligor.

PUTNAM HIGH YIELD TOTAL RETURN FUND

One Post Office Square
Boston, MA 02109

FUND INFORMATION:
INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

INVESTOR SERVICING AGENT

Putnam Investor Services
Mailing address:
P.O. Box 41203
Providence, RI 02940-1203

CUSTODIAN

Putnam Fiduciary Trust Company
One Post Office Square
Boston, MA 02109

LEGAL COUNSEL

Ropes & Gray
One International Place
Boston, MA 02110

INDEPENDENT ACCOUNTANTS

Coopers & Lybrand L.L.P.
One Post Office Square
Boston, MA 02109

PUTNAMINVESTMENTS
      One Post Office Square
      Boston, Massachusetts 02109
      Toll-free 1-800-225-1581







PUTNAM HIGH YIELD TOTAL RETURN FUND

                                 FORM N-1A
                                  PART B

                STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                           July    30    , 1997

This SAI is not a prospectus and is only authorized for distribution when accompanied or preceded by the prospectus of
the fund dated July    30    , 1997, as revised from time to
time. This SAI contains information which may be useful to investors but which is not included in the prospectus. If the fund has more than one form of current prospectus, each reference to the prospectus in this SAI shall include all of the fund's prospectuses, unless otherwise noted. The SAI should be read together with the applicable prospectus. Investors may obtain a free copy of the applicable prospectus from Putnam Investor Services, Mailing address: P.O. Box 41203, Providence, RI 02940-1203.

Part I of this SAI contains specific information about the fund.
Part II includes information about the fund and the other Putnam funds.

                             Table of Contents

Part I

INVESTMENT RESTRICTIONS. . . . . . . . . . . . . . . . . . . . .
I-   3

CHARGES AND EXPENSES . . . . . . . . . . . . . . . . . . . . . .
 . . . .I-5

INVESTMENT PERFORMANCE . . . . . . . . . . . . . . . . . . . . .
I-   8

ADDITIONAL OFFICERS. . . . . . . . . . . . . . . . . . . . . . .
I-   9

INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS . . . . . . . .
I-   9

Part II

MISCELLANEOUS INVESTMENT PRACTICES . . . . . . . . . . . . . . .
 . . . II-1

TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . .II-29

MANAGEMENT . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . .II-34

DETERMINATION OF NET ASSET VALUE . . . . . . . . . . . . . . . .
 . . .II-44

HOW TO BUY SHARES. . . . . . . . . . . . . . . . . . . . . . . .
 . . .II-45

DISTRIBUTION PLANS . . . . . . . . . . . . . . . . . . . . . . .
 . . .II-57

INVESTOR SERVICES. . . . . . . . . . . . . . . . . . . . . . . .
 . . .II-58

SIGNATURE GUARANTEES . . . . . . . . . . . . . . . . . . . . . .
 . . .II-64

SUSPENSION OF REDEMPTIONS. . . . . . . . . . . . . . . . . . . .
 . . .II-64

SHAREHOLDER LIABILITY. . . . . . . . . . . . . . . . . . . . . .
 . . .II-64

STANDARD PERFORMANCE MEASURES. . . . . . . . . . . . . . . . . .
 . . .II-65

COMPARISON OF PORTFOLIO PERFORMANCE. . . . . . . . . . . . . . .
 . . .II-66

DEFINITIONS. . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . .II-71

INVESTMENT RESTRICTIONS

As fundamental investment restrictions, which may not be changed without a vote of a majority of the outstanding voting securities, the fund may not and will not:

(1) Borrow money in excess of 10% of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased.

(2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

(3) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

(4) Purchase or sell commodities or commodity contracts, except that the fund may purchase and sell financial futures contracts and options and may enter into foreign exchange contracts and other financial transactions not involving physical commodities.

(5) Make loans, except by purchase of debt obligations in which the fund may invest consistent with its investment policies, by entering into repurchase agreements, or by lending its portfolio securities.

(6) With respect to 75% of its total assets, invest in the securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities.

(7) With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer.

(8)  Purchase securities (other than securities of the U.S.
government, its agencies or instrumentalities) if, as a result of such purchase, more than 25% of the fund's total assets would be invested in any one industry.

(9) Issue any class of securities which is senior to the fund's shares of beneficial interest, except for permitted borrowings.

Although certain of the fund's fundamental investment
restrictions permit it to borrow money to a limited extent, the
fund does not currently intend to do so and    has not done so
since its inception    .

The Investment Company Act of 1940 provides that a "vote of a majority of the outstanding voting securities" of the fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding fund shares, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding fund shares are represented at the meeting in person or by proxy.

It is contrary to the fund's present policy, which may be changed without shareholder approval, to:

Invest in (a) securities which are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Trust (or the person designated by the Trustees of the Trust to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the fund's net assets (taken at current value) would be invested in securities described in (a), (b) and (c) above.

               ----------------------------

All percentage limitations on investments (other than pursuant to the non-fundamental restriction above) will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

               ----------------------------

CHARGES AND EXPENSES

Trustee fees

Each Trustee receives a fee for his or her services. Each Trustee also receives fees for serving as Trustee of other Putnam funds. The Trustees periodically review their fees to assure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes. The Trustees meet monthly over a two-day period, except in August. The Compensation Committee, which consists solely of Trustees not affiliated with Putnam Management and is responsible for recommending Trustee compensation, estimates that Committee and Trustee meeting time together with the appropriate preparation requires the equivalent of at least three business days per Trustee meeting. The following table shows the year each Trustee was first elected a
Trustee of the Putnam funds, the         estimated    fees     to
be paid to each Trustee by the fund for fiscal 1997 and the fees paid to each Trustee by all of the Putnam funds during calendar 1996:

COMPENSATION TABLE
                                   Pension or     Estimated
  Total
                      Estimated    retirement     annual benefits
compensation
                      compensation benefits accrued from all
from all
                      from the     as part of       Putnam funds
Putnam
Trustees/Year          fund(1)     fund expenses(2) upon
retirement(3)funds(4)

Jameson A. Baxter/1994      $62          $0            $85,646
$172,291(5)
Hans H. Estin/1972          $62          $0             85,646
   171,291
John A. Hill/1985           $62          $0             85,646
170,791(5)
Ronald J. Jackson/1996(6)   $62          $0             85,646
 94,807(5)
Elizabeth T. Kennan/1992    $62          $0             85,646
   171,291
Lawrence J. Lasser/1992     $62          $0             85,646
   169,791
Robert E. Patterson/1984    $62          $0             85,646
   182,291
Donald S. Perkins/1982      $62          $0             85,646
   170,291
William F. Pounds/1971(7)   $63          $0             98,146
   197,291
George Putnam/1957          $62          $0             85,646
   171,291
George Putnam, III/1984     $62          $0             85,646
   171,291
A.J.C. Smith/1986           $62          $0             85,646
   169,791
W. Nicholas Thorndike/1992   $62         $0             85,646
   181,291

(1) Includes an annual retainer and an attendance fee for each meeting attended.
(2)  The Trustees approved a Retirement Plan for Trustees of the
Putnam funds
     on certain retired Trustees.
(3) Assumes that each Trustee retires at the normal retirement date.
     Estimated benefits for each Trustee are based on Trustee fee rates in effect during calendar 1996.
(4) As of December 31, 1996, there were 96 funds in the Putnam family.
(5)  Includes compensation deferred pursuant to a Trustee
Compensation
     Deferral Plan.
(6)  Elected as a Trustee in May 1996.
(7)  Includes additional compensation for service as Vice
Chairman of the
     Putnam funds.

Under a Retirement Plan for Trustees of the Putnam funds (the "Plan"), each Trustee who retires with at least five years of service as a Trustee of the funds is entitled to receive an annual retirement benefit equal to one-half of the average annual compensation paid to such Trustee for the last three years of service prior to retirement. This retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for a number of years equal to such Trustee's years of service. A death benefit is also available under the Plan which assures that the Trustee and his or her beneficiaries will receive benefit payments for the lesser of an aggregate period of
(i) ten years or (ii) such Trustee's total years of service.

The Plan Administrator (a committee comprised of Trustees that are not "interested persons" of the fund, as defined in the Investment Company Act of 1940) may terminate or amend the Plan at any time, but no termination or amendment will result in a reduction in the amount of benefits (i) currently being paid to a Trustee at the time of such termination or amendment, or (ii) to
which a current Trustee would have been entitled         had he
or she retired immediately prior to such termination or amendment.

For additional information concerning the Trustees, see
"Management" in Part II of this SAI.

Share ownership

   As of     May 31, 1997, the officers and Trustees of the Trust
as a group    own 1.81% of the outstanding class A shares and
less than 1% of the outstanding    class B and class M
shares    , and, except as noted below, to the knowledge of the
fund, no person owned of record or beneficially 5% or more of any class of shares of the fund:

                        Shareholder name            Percentage
       Class               and address                 owned
        -----         --------------------           --------
         M        Donaldson, Lufkin, Jenrette, Inc.   11.10%
                  P.O. Box 2052
                  Jersey City, NJ 07303-2052

         M        Carl J. Fink                         6.90%
                  4017 S.E. Vineyard Rd. Apt. 337
                  Portland, OR  97267

         M        Merril Lynch, Pierce Fenner & Smith  6.89%
                  4800 Deer Lake Dr. E. Fl. 3
                  Jacksonville, FL  32246

         M        Sarah S. Grey                        5.50%
                  816 W. Summit Street
                  Lead, SD  57754


INVESTMENT PERFORMANCE

Standard performance measures
(for periods ended April 30, 1997)

                     Class A          Class B       Class M

Inception date:         1/2/97        1/2/97        1/2/97

Annualized
total    return+

Life of class*          -5.76         -6.25%        -4.41%

   Yield++

30-day
Yield                      6.78%
6.43%           6.64%

* Represents cumulative, rather than average annual, total return

+ Reflects an expense limitation in effect, in the absence of the expense limitation, total return would have been lower.

++ Reflecting an expense limitation then in effect. In the
absence of the expense limitation, the     fund's yield for class
A, class B and class M shares would have been 6.80%, 5.56% and
6.20%    , respectively.

Data represent past performance and are not indicative of future results. Total return and yield for class A and class M shares
   reflect     the deduction of the maximum sales charge of 4.75%
and 3.25%, respectively. Total return for class B shares reflects the deduction of the applicable contingent deferred sales charge ("CDSC"). The maximum class B CDSC is 5.0%. See "Standard performance measures" in Part II of this SAI for information on how performance is calculated. Past performance is no guarantee of future results.

ADDITIONAL OFFICERS

In addition to the persons listed as officers of the Trust in
Part II of this SAI, each of the following persons is also a Vice President of the Trust and certain of the other Putnam funds, the total number of which is noted parenthetically. Officers of Putnam Management hold the same offices in Putnam Management's parent company, Putnam Investments, Inc.

Officer Name (Age) (Number of funds)

Jin W. Ho (39) (3 funds).  Managing Director of Putnam
Management.

Edward H. D'Alelio (44)    (4     funds).  Managing Director of
Putnam Management.

Charles G. Pohl (35) (3 funds).  Senior Vice President of Putnam
Management.

Gail S. Attridge (36) (9 funds). Vice President of Putnam
Management. Prior to November 1993, Ms. Attridge was an Analyst at Keystone Custody International.

INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS

Coopers & Lybrand, L.L.P., are the fund's independent accountants, providing audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange
Commission filings.

   The following are the fund's unaudited financial statements for the period January 2, 1997 (commencement of operations) to April 30, 1997.

6


Putnam
High Yield
Total
Return
Fund

Portfolio
of
investment
s owned

April 30,
1997
(Unaudited
)


Corporate Bonds and Notes (60.1%) (a)
PRINCIPAL                                                         VALUE
AMOUNT

Advertising (0.3%)
$         Lamar Advertising Co. sr. sub. notes 9 5/8s, 2006           $
50,000                                                           49,860

Aerospace and Defense
(0.1%)
    15,000 L-3 Communications Corp. 144A sr. sub. notes 10        15,450
          3/8s, 2007
    10,000 Tracor, Inc. 144A sr. sub. notes 8 1/2s, 2007           9,800

Agriculture (1.8%)                                               25,250
   299,734 Premium Standard Farms, Inc. sr. secd. notes 11s,     319,217
          2003 (PIK)

Apparel (0.1%)
    25,000 GFSI, Inc. 144A sr. sub. notes 9 5/8s, 2007            24,750

Automotive (2.4%)
   200,000 A.P.S Inc. company guaranty 11 7/8s, 2006             200,000
    25,000 CSK Auto, Inc. 144A sr. sub. notes 11s, 2006           25,625
    75,000 Exide Corp. sr. notes 10s, 2005                        75,938
    50,000 Harvard Industries Inc. sr. notes 11 1/8s, 2005        22,500
    80,000 Hawk Corp. sr. notes 10 1/4s, 2003                     80,600
    15,000 Key Plastics Corp. 144A sr. sub. notes 10 1/4s,        15,150
          2007

                                                                 419,813
Broadcasting
(4.0%)
    50,000 Capstar Broadcasting 144A sr. disc. notes stepped-     27,875
          coupon zero % (12 3/4s, 2/1/02), 2009 (STP)
   150,000 Comcast UK Cable, Ltd. deb. stepped-coupon zero %     103,500
          (11.2s, 11/15/00), 2007(Bermuda) (STP)
   272,000  Grupo Televisa S.A. sr. disc. notes stepped-coupon  173,400 zero % (13 1/4s, 5/15/01), 2008(Mexico) (STP)
   150,000 Marcus Cable Co. (L.P.) sr. sub. disc. notes          124,125
          stepped-coupon zero % (13 1/2s, 8/1/99), 2004 (STP)
    10,000 RBS Participacoes S.A. 144A company guaranty 11s,      10,098
          2007(Brazil)
    25,000 SFX Broadcasting, Inc. sr. sub. notes Ser. B, 10       26,188
          3/4s, 2006
    15,000 Spanish Broadcasting Systems 144A sr. notes 11s,       15,075
          2004
   125,000 Sullivan Broadcasting sr. sub. notes 10 1/4s, 2005    125,000
    10,000 TCI Satellite Entertainment 144A sr. sub. notes 10      9,500
          7/8s, 2007
    50,000 TV Azteca Sa De Cv 144A sr. notes 10 1/2s,             49,188
          2007(Mexico)
    50,000 Young Broadcasting Inc. company guaranty Ser. B,       47,250
          9s, 2006

                                                                 711,199
Building and Construction
(3.0%)
   100,000 Consumers International 144A sr. notes 10 1/4s,       103,000
          2005
     5,000 Continental Homes Holding Corp. sr. notes 10s, 2006     4,925
    75,000 Nortek, Inc. sr. sub. notes 9 7/8s, 2004               74,250
   125,000 Presley Cos. sr. notes 12 1/2s, 2001                  120,938
   100,000 Scotsman Group, Inc. sr. secd. notes 9 1/2s, 2000     105,000
    50,000 Terex Corp. sr. notes Ser. B, 13 1/4s, 2002            54,938
    75,000 Triangle Pacific Corp. sr. notes 10 1/2s, 2003         78,750

                                                                 541,801
Cable Television (1.5%)
    60,000 Adelphia Communications Corp. 144A sr. notes 9         56,700
          7/8s, 2007
    50,000 Cablevision Systems Corp. sr. sub. notes 9 1/4s,       48,750
          2005
   125,000   Diamond Cable Communication Co. sr. disc. notes     86,563
                stepped-coupon zero % (11 3/4s, 12/15/00),
                        2005(United Kingdom) (STP)
   115,000   Diamond Cable Communications Co. 144A sr. disc.     68,425
             notes stepped-coupon zero % (10 3/4s, 2/15/02),
                                2007 (STP)

                                                                 260,438
Chemicals (0.8%)
    25,000 Harris Chemical Corp. sr. sub. notes 10 3/4s, 2003     24,750
   120,000 NL Industries, Inc. sr. notes stepped-coupon zero %   110,850
          (13s, 10/15/98), 2005 (STP)

                                                                 135,600
Connecticut (0.4%)
    50,000 Mohegan Tribal Gaming sr. secd. notes Ser. B, 13       65,500
          1/2s, 2002

Consumer Products (0.4%)
   100,000 Revlon Worldwide Corp. 144A sr. disc. notes zero %,    65,500
          2001

Consumer Services (2.6%)
    25,000 Affinity Group Holdings 144A sr. notes 11s, 2007       25,625
    20,000 AMC Entertainment, Inc. 144A sr. sub. notes 9 1/2s,    19,800
          2009
    50,000 Coinmach Corp. sr. notes Ser. B, 11 3/4s, 2005         55,000
    26,375 Falcon Holdings Group, Inc. sr. sub. notes 11s,        22,946
          2003 (PIK)
   125,000 FRD Acquisition Co. sr. notes Ser. B, 12 1/2s, 2004   129,375
    10,000 Hollinger International Publishing, Inc. company        9,875
          guaranty 8 5/8s, 2005
   200,000 Sun International Hotels Ltd. 144A sr. sub. notes     197,500
          9s, 2007

                                                                 460,121
Electronics and Electrical Equipment
(1.0%)
    20,000 Fairchild Semiconductor Corp. 144A sr. sub. notes      17,666
          11.74s, 2008
   165,000 Fairchild Semiconductor Corp. 144A sr. sub. notes     166,650
          10 1/8s, 2007

                                                                 184,316


Entertainment (1.2%)
    50,000 Panda Global Energy Co. 144A sr. notes 12 1/2s,        47,500
          2004

Food (0.3%)
    50,000 Cinemark USA, Inc. sr. sub. notes 9 5/8s, 2008         49,000
    45,000 Cobb Theatres LLC company guaranty 10 5/8s, 2003       46,575
    50,000 Premier Parks, Inc. sr. notes 9 3/4s, 2007             50,625
    75,000 Trump A.C. 1st mtge. 11 1/4s, 2006                     72,938

                                                                 219,138
Food and Beverage (0.9%)
    50,000 Mafco, Inc. sr. sub. notes 11 7/8s, 2002               53,125

Forest Products (0.3%)
     5,000 Del Monte Corp. 144A sr. sub. notes 12 1/4s, 2007       5,150
   150,000 Doane Products Co. sr. notes 10 5/8s, 2006            156,000

                                                                 161,150
Health Care (2.1%)
    50,000 Gaylord Container Corp. sr. sub. disc. deb. 12         53,750
          3/4s, 2005 (STP)

Insurance and Finance
(3.5%)
    10,000 IMED Corp. sr. sub. notes 9 3/4s, 2006                 10,000
   150,000 Integrated Health Services sr. sub. notes 10 3/4s,    160,500
          2004
   150,000 Paracelsus Healthcare sr. sub. notes 10s, 2006        141,750
    55,000 Tenet Healthcare Corp. sr. sub. notes 8 5/8s, 2007     54,725

                                                                 366,975
Insurance and Finance (3.5%)
   225,000 Aames Financial Corp. sr. notes 9 1/8s, 2003          209,250
    10,000 Dime Capital Trust I bank guaranty Ser. A, 9.33s,      10,000
          2027
   150,000 First Nationwide Holdings sr. sub. notes 9 1/8s,      150,000
          2003
   125,000 Imperial Credit Industries, Inc. 144A sr. notes 9     115,000
          7/8s, 2007
    25,000 Provident Capital Trust company guaranty 8.6s, 2026    24,125
    50,000 PRT Funding Corp. sr. notes 11 5/8s, 2004              36,000
    50,000 Reliance Group Holdings, Inc. sr. sub. deb. 9 3/4s,    51,375
          2003
    10,000 Sovereign Capital Trust 144A company guaranty 9s,       9,750
          2027
    10,000 Webster Capital Trust I 144A bonds 9.36s, 2027         10,206

                                                                 615,706
Medical Supplies and Devices
(0.4%)
    75,000 Wright Medical Technology, Inc. sr. secd. notes        75,750
          Ser. B, 10 3/4s, 2000



Metals and Mining (1.7%)
    10,000 Acindar Industria Argentina de Aceros S.A. bonds 11    10,150
          1/4s, 2004(Argentina)
    10,000 Altos Hornos De Mexico 144A bonds 11 7/8s,             10,125
          2004(Mexico)
    15,000 Continental Global Group 144A sr. notes Ser. A,        15,450
          11s, 2007
    10,000 Echo Bay Mines jr. sub. deb. 11s, 2027(Canada)          9,850
    50,000 Maxxam Group Holdings sr. nores Ser. B, 12s, 2003      50,500
   150,000 Royal Oak Mines, Inc. company guaranty Ser. B, 11s,   150,750
          2006(Canada)
    50,000 Weirton Steel Co. sr. notes 11 3/8s, 2004              50,500

                                                                 297,325
Oil and Gas
(6.1%)
   125,000 Cliffs Drilling Co. company guaranty Ser. B, 10       129,688
          1/4s, 2003
   100,000 Falcon Drilling Co., Inc. sr. notes Ser. B, 9 3/4s,   102,000
          2001
    50,000 Flores & Rucks, Inc. sr. notes 13 1/2s, 2004           58,125
    50,000 Flores & Rucks, Inc. sr. sub. notes 9 3/4s, 2006       51,750
     5,000 Forcenergy, Inc. 144A sr. sub. notes 8 1/2s, 2007       4,750
    50,000 KCS Energy, Inc. company guaranty Ser. B, 11s, 2003    53,250
    50,000 Parker Drilling Corp. sr. notes Ser. B, 9 3/4s,        51,375
          2006
    25,000 Transamerican Refining 144A 15s, 1998                  25,000
   600,000 Transamerican Refining Corp. var. rate 1st mtge.      556,500
          zero % (18.5s 2/15/98), 2002 (STP)
    50,000 TransTexas Gas Corp. sr. secd. notes 11 1/2s, 2002     55,625

                                                                1,088,06
                                                                      3
Packaging and Containers
(0.5%)
    15,000 Innova S De R.L. 144A sr. notes 12 7/8s,               14,775
          2007(Mexico)
    75,000 Ivex Packaging Corp. sr. sub. notes 12 1/2s, 2002      81,469

                                                                  96,244
Paper and Forest Products
(1.0%)

    50,000 Buckeye Cellulose Corp. sr. sub. notes 9 1/4s, 2008    51,000
    50,000 Florida Coast Paper LLC 1st mtge. Ser. B, 12 3/4s,     48,000
          2003
    50,000 Repap New Brunswick sr. notes 10 5/8s, 2005(Canada)    47,000
    25,000 Riverwood International Corp. company guaranty 10      23,500
          1/4s, 2006

                                                                 169,500
Publishing (0%)
     5,000 Sun Media Corp. 144A sr. sub. notes 9 1/2s,             4,825
          2007(Canada)

Real Estate (0.1%)
    20,000 Prime Hospitality Corp. 144A sr. sub. notes 9 3/4s,    20,400
          2007

Recreation (3.3%)
    50,000 Alliance Gaming Corp. 12 7/8s, 2003                    53,938
   150,000 Argosy Gaming Co. 1st mtge. 13 1/4s, 2004             134,250
   100,000 Colorado Gaming & Entertainment Co. sr. notes 12s,     99,000
          2003 (PIK)
   150,000 Hollywood Casino Corp. sr. notes 12 3/4s, 2003        153,750
   150,000 Lady Luck Gaming 1st mtge. 11 7/8s, 2001              150,000

                                                                 590,938
Retail (1.6%)
   100,000 Eagle Food Centers. Inc. sr. notes 8 5/8s, 2000        97,000
    50,000 Loehmanns, Inc. sr. notes 11 7/8s, 2003                52,000
    10,000 Quality Food Centers, Inc. 144A sr. sub. notes          9,850
          8.7s, 2007
   125,000 Supermercados Norte 144A bonds 10 7/8s, 2004          125,000
          (Argentina)
    10,000 William Carter Co. 144A sr. sub. notes 12s, 2008       10,200

                                                                 294,050
Telecommunications
(10.3%)
   125,000 Arch Communications Group sr. disc. notes stepped-     56,875
          coupon zero % (10 7/8s, 3/15/01), 2008 (STP)
    50,000 Brooks Fiber Properties, Inc. sr. disc. notes          32,750
          stepped-coupon zero % (10 7/8s, 3/1/01), 2006 (STP)
   225,000 Cencall Communications Corp. sr. disc. notes          166,500
          stepped-coupon
                  zero % (10 1/8s, 1/15/99), 2004 (STP)
    75,000 Centennial Cellular Corp. sr. notes 10 1/8s, 2005      75,656
    25,000 Charter Communications International, Inc. sr.         25,813
          notes Ser. B, 11 1/4s, 2006
    10,000 Consorcio Ecuatoriano 144A notes 14s, 2002             10,100
          (Ecuador)
   150,000 Dobson Communications Corp. 144A sr. notes 11 3/4s,   144,000
          2007
    25,000 Frontiervision Operating Partners L.P. sr. sub.        25,063
          notes 11s, 2006
   150,000    GST Telecommunications, Inc. company guaranty      93,000
             stepped-coupon zero % (13 7/8s, 15/15/00), 2005
                                  (STP)
    25,000   Hyperion Telecommunication Corp. sr. disc. notes    12,750
            stepped-coupon Ser. B, zero % (13s, 4/15/01), 2003
                                  (STP)
   275,000 Intelcom Group (USA), Inc. company guaranty stepped- 163,625 coupon zero % (12 1/2s, 5/1/01), 2006 (STP)
   100,000   Intermedia Communications, Inc. sr. disc. notes     64,500
              stepped-coupon zero % (12 1/2s, 5/15/01), 2006
                                  (STP)
   150,000 International Cabletel, Inc. sr. notes stepped-        98,250
          coupon Ser. B, zero % (11 1/2s, 2/01/01), 2006
          (STP)
    40,000 International Cabletel, Inc. 144A sr. notes 10s,       39,100
          2007
    85,000 McLeod, Inc. 144A sr. disc. notes stepped-coupon       48,663
          zero % (10 1/2s, 3/1/02), 2007 (STP)
    50,000 MFS Communications sr. disc. notes stepped-coupon      37,927
          zero % (8 7/8s, 1/1/01), 2006 (STP)
   275,000    Millicom International Cellular S.A. sr. disc.    192,500
              notes stepped-coupon zero % (13 1/2s, 6/1/01),
                          2006(Luxembourg) (STP)
   100,000 Mobile Telecommunications Tech. sr. notes 13 1/2s,     99,000
          2002
    50,000 NEXTEL Communications, Inc. sr. disc. notes stepped-  36,375 coupon zero % (9 3/4s, 2/15/99), 2004 (STP)
   150,000 Omnipoint Corp. sr. notes 11 5/8s, 2006               117,000
    25,000 Omnipoint Corp. sr. notes Ser. A, 11 5/8s, 2006        19,500
    50,000 Paging Network, Inc. sr. sub. notes 10s, 2008          44,500
    75,000 Pricellular Wireless Corp. sr. disc. notes stepped-   77,250
            coupon Ser. B, zero % (14s, 11/15/97), 2001 (STP)
    50,000 Rogers Cantel, Inc. deb. 9 3/8s, 2008(Canada)          51,375
   125,000  Teleport Communications Group Inc. sr. disc. notes   85,938
           stepped-coupon zero % (11 1/8s, 7/1/01), 2007 (STP)
    15,000 Winstar Equipment Corp. 144A company guaranty 12       14,363
          1/2s, 2004

                                                                1,832,37
                                                                      3

Textiles (1.2%)
    50,000 Foamex (L.P.) Capital Corp. sr. disc. notes stepped-   44,000
          coupon
                 Ser. B, zero % (14s, 7/1/99), 2004 (STP)
    60,000 Glenoit Corp. 144A sr. sub. notes 11s, 2007            60,600
   100,000 Polysindo International Finance company guaranty 11   105,000
          3/8s, 2006(Indonesia)

                                                                 209,600

Transportation
(1.0%)
    50,000 Atlantic Express, Inc. 144A company guaranty 10        51,250
          3/4s, 2004
   125,000 Eletson Holdings, Inc. 1st pfd. mtge. notes 9 1/4s,   122,500
          2003(Greece)

                                                                 173,750
Utilities (5.9%)
   325,000 AES China Generating Co. sr. notes 10 1/8s,           333,531
          2006(China)
   300,000 Calpine Corp. sr. notes 10 1/2s, 2006                 320,250
    50,000 Cleveland Electric Illuminating Co. 1st mtge. Ser.     51,365
          17-A, 9 3/8s, 2017
   100,000 Cleveland Electric Illuminating Co. 1st mtge. Ser.    106,996
          B, 9 1/2s, 2005
   150,000 Cleveland Electric Illuminating Co. 1st mtge. Ser.    153,933
          E, 9s, 2023
    50,000 Niagara Mohawk Power Corp. mtge. 9 1/2s, 2000          51,793
    25,000 Toledo Edison Co. med. term notes 9.22s, 2021          25,570

                                                                1,043,43
                                                                      8

           Total Corporate Bonds and Notes (cost $10,903,400)  10,676,96
                                                                      5


Brady Bonds (11.0%)
(a)
PRINCIPAL                                                         VALUE
AMOUNT
 $ 567,450 Argentina (Republic of) deb. 6.75s, 2005                    $
                                                                520,635
   135,000 Argentina (Republic of) FRN Ser. L-GP, 5 1/4s, 2023    87,919
    35,000 Bulgaria (Republic of) deb. Ser. PDI, 6.5625s, 2011    21,919
   451,621 Brazil (Republic of) FRB 8s, 2014 (POR)               342,667
    87,000 Ecuador (Government of) bonds 6.4375s, 2025            58,073
    90,000 Poland (Government of) bonds 6.9375s, 2024             87,413
   560,000 United Mexican States deb. Ser. A, 6 1/4s, 2019       406,700
   250,000 United Mexican States FRB Ser. D, 6.35156s, 2019      221,406
   238,095 Venezuela (Government of)deb. Ser. B, 6.75s, 2007     213,095

           Total Brady Bonds (cost $1,973,487)
                                                               1,959,82
                                                                      7

Convertible Bonds and Notes (7.6%)
(a)
PRINCIPAL                                                         VALUE
AMOUNT

Automotive (0.2%)
         $ Magna International cv. sub. deb. 5s, 2002                  $
    23,000                                                       25,013

Basic Industrial Products
(0%)
     7,000 Cooper Industries, Inc. cv. sub. 7.05s, 2015            7,770

Broadcasting (0.2%)
    22,000 International Cabletel Inc. 144A cv. deb. 7 1/4s,      21,148
          2005
    48,000 Jacor Communications, Inc. cv. sr. notes zero %,       22,320
          2011

                                                                  43,468

Business Equipment and Services
(0.6%)
   100,000 Corporate Express, Inc. cv. notes 4 1/2s, 2000         84,250
    28,000 U.S. Office Products Co. 144A cv. sub. notes 5         23,485
          1/2s, 2003

                                                                 107,735
Cellular Broadcasting (0.2%)
    55,000 Comcast Corp. cv. notes 1 1/8s, 2007                   28,050

Chemicals (0.1%)
     9,000 Hercules, Inc. cv. deb. 8s, 2010                       23,929

Computer Services and Software
(0.1%)

    25,000 Intevac, Inc. 144A cv. sub. notes 6 1/2s, 2004         21,125

Computers (0.3%)
    25,000 Safeguard Scientifics, Inc. 144A cv. sub. notes 6s,
          2006                                                   22,719
    28,000 Softkey International, Inc. 144A cv. sr. notes 5       20,825
          1/2s, 2000
    20,000 Synoptics Communications Inc. 144A cv. sub. deb. 5     17,475
          1/4s, 2003


                                                                 61,019
Conglomerates
(0.3%)
    18,000 Hexcel Corp. cv. sub. notes 7s, 2003
                                                                 23,490
    20,000 Thermo Electron Corp. 144A cv. subordinated 4 1/4s,    21,575
          2003


                                                                 45,065
Consumer Non Durables
(0.3%)
    74,000 Coleman Worldwide Corp. cv. sr. sec. notes Liquid
          Yeild Option Note ( LYON) zero %, 2013                 22,385
    24,000 Standard Commercial Corp. cv. sub. deb. 7 1/4s,        21,660
          2007 (NON)


                                                                 44,045
Consumer Services (0.5%)
    60,000 Boston Chicken, Inc. cv. notes LYON zero %, 2015
                                                                 14,775
    20,000 Boston Chicken, Inc. cv. sub. deb. 7 3/4s, 2004        21,650
    55,000 Hollinger, Inc. cv. LYON zero %, 2013                  20,075
    22,000 Pharmaceutical Marketing Services Inc. 144A cv.        18,040
          deb. 6 1/4s, 2003
    16,000 Protection One, Inc. cv. sr. sub. notes 6 3/4s,        15,220
          2003

                                                                  89,760



Electronics and Electrical Equipment
(1.4%)
     9,000 Diagnostic Retrieval Systems cv. sr. sub. deb. 9s,
          2003                                                   11,070
    29,000 HMT Technology Corp. 144A cv. sub. notes 5 3/4s,       23,345
          2004
    29,000 Integrated Device Technology, Inc. cv. sub. notes 5    24,469
          1/2s, 2002
    30,000 Motorola, Inc. cv. sub. deb. LYON zero %, 2013         22,275
    14,000 Plasma & Materials Technologies, Inc. 144A cv. notes    9,520
          7 1/8s, 2001
    27,000 S3, Inc. 144A cv. sub. notes 5 3/4s, 2003              22,343
    20,000 SCI Systems, Inc. cv. sub. notes 5s, 2006              27,525
    10,000 Texas Instruments cv. sub. deb. 2 3/4s, 2002           21,538
    20,000 Thermo Instrument Systems, Inc. 144A cv. deb. 4        18,750
          1/2s, 2003
    23,000 Thermo Optek Corp. 144A cv. bonds 5s, 2000             23,230
    21,000 Thermo Quest Corp. cv. co. guaranty 5s, 2000           21,000
    20,000 Xilinx, Inc. 144A cv. sub. notes 5 1/4s, 2002          22,900

                                                                  247,96
                                                                      5
Environmental Control (0.1%)
    12,000 USA Waste Services, Inc. cv. sub. notes 4s, 2002
                                                                 11,850
    14,000 WMX Technologies, Inc. cv. sub. notes 2s, 2005         12,110

                                                                  23,960
Health Care (0.9%)
    50,000 Alza Corp. cv. sub. LYON zero %, 2014
                                                                 21,938
    30,000 NovaCare, Inc. cv. sub. deb. 5 1/2s, 2000              27,188
    30,000 PhyMatrix, Inc. cv. sub. deb. 6 3/4s, 2003             24,525
    20,000 Renal Treatment Centers, Inc. cv. sub. notes 5 5/8s,   18,100
          2006
    18,000 Rotech Medical Corp. cv. sub. deb. 5 1/4s, 2003        15,390
    22,000 U.S. Diagnostic Laboratories, Inc. 144A cv. sub.       21,120
          deb. 9s, 2003
    23,000 Vivra, Inc. 144A cv. sub. notes 5s, 2001               21,936

                                                                  150,19
                                                                      7
Hospital Management and Medical Services
(0.1%)
    19,000 Integrated Health Services, Inc. cv. sub. deb. 6s,     20,235
          2003

Insurance and Finance (0.5%)
    24,000 Berkshire Hathaway, Inc. cv. sr. notes 1s, 2001
                                                                 23,010
    22,000 Mitsubishi Bank Ltd. International Finance cv. trust   22,358
          guaranteed notes 3s, 2002(Bermuda)
    17,000 Pioneer Financial Services, Inc. cv. sub. notes 6      24,544
          1/2s, 2003
    40,000 USF&G Corp. cv. sub. notes zero %, 2009                26,200

                                                                  96,112
Medical Supplies and Devices
(0.1%)
    25,000 Uromed Corp. 144A cv. sub. notes 6s, 2003              15,031

Metals and Mining
(0.1%)
    20,000 Quanex Corp. cv. sub. deb. 6.88s, 2007                 20,300



Oil and Gas (0.3%)
    21,000 Lomak Petroleum, Inc. 144A cv. sub. deb. 6s, 2007      23,730
     3,000 Pride Petroleum Services, Inc. cv. sub. deb. 6          4,361
          1/4s, 2006
    16,000 Swift Energy Co. cv. sub. notes 6 1/4s, 2006           14,840

                                                                  42,931
Paper and Forest Products (0.1%)
    24,000 Stone Container Corp. cv. sr. sub. notes 8 7/8s,       25,500
          2000

Pharmaceuticals (0.2%)
    16,000 North American Vaccine, Inc. 144A cv. sub. notes 6     15,420
          1/2s, 2003
    40,000 Roche Holdings, Inc. 144A cv. unsub. LYON zero %,      18,400
          2010(Switzerland)

                                                                  33,820
Pharmaceuticals and Biotechnology
(0.1%)
    23,000 Nabi, Inc. cv. sub. notes 6 1/2s, 2003                 18,113
     4,000 North American Vaccine, Inc. 144A cv. sub. notes 6      3,855
          1/2s, 2003

                                                                  21,968
Recreation (0.4%)
   100,000 Argosy Gaming cv. sub. notes 12s, 2001                 71,000

Retail (0.5%)
    20,000 Home Depot, Inc. cv. sub. notes 3 1/4s, 2001           20,425
    26,000 Michaels Stores, Inc. cv. sub. notes 6 3/4s, 2003      22,653
    20,000 Pier 1 Imports, Inc. cv. sub. notes 5 3/4s, 2003       24,325
    25,000 Rite Aid Corp. cv. deb. zero %, 2006                   18,375

                                                                  85,778
Telecommunications
(0%)

    10,000 MIDCOM Communications, Inc. 144A cv. sub. deb. 8        8,300
          1/4s, 2003


           Total Convertible Bonds and Notes (cost $1,428,901)  1,360,07
                                                                      6



Preferred Stocks (4.3%) (a)
NUMBER OF                                                         VALUE
SHARES

       518 Alliance Gaming Corp. Ser. B, $15.00 pfd. (PIK)
                                                                 51,800
     1,159 American Radio Systems Corp. 144A $11.375 pfd.        114,451
     1,798 Cablevision Systems Corp. Ser. M, $11.125 dep. shs.   165,416
          pfd.(PIK)
       400 California Federal Bancorp Inc. Ser. A, $2.281 pfd.    10,000
     1,070 Chancellor Radio Broadcasting 144A $12.00 pfd.        105,930
     1,500 Chevy Chase Capital Corp. Ser. A, $10.375 pfd.         72,750
       127 Granite Broadcasting Corp. 144A 12.75% pfd. (PIK)     115,888
        25 ICG Holdings, Inc. 14.00% (Canada)                     24,125
         5 Intermedia Communications, Inc. 144A 13.50% pfd.       48,375
        20 NTL Inc. 144A 13.00% pfd. (PIK)                        19,400
       800 Public Service Co. of New Hampshire $10.60 1st         18,000
          mtge. pfd.
        20 Spanish Broadcasting Systems 144A 14.25%  pfd.         17,600
          (PIK)

           Total Preferred Stocks (cost $795,863)                763,735

Convertible Preferred Stocks
(3.6%) (a)
NUMBER OF                                                         VALUE
SHARES

Automotive (0.1%)
       170 Ford Motor Co. Ser. A, $4.20 dep. shs. cv. pfd.
                                                                 19,040
Banks (0.1%)
       230 Sovereign Bancorp Inc. $3.13 cv. pfd.                  17,020

Basic Industrial Products (0.1%)
       170 Case Corp. $4.50 cv. pfd. ($4.50)                      22,823

Broadcasting
(0.2%)
       342 Chancellor Broadcasting Corp. 144A $3.50 cv. pfd.      18,212
       360 SFX Broadcasting, Inc. Ser. D, $3.25 cv. pfd.          16,200

                                                                  34,412
Building and Construction
(0.1%)
       227 Greenfield Capital Trust $3.00 cv. pfd.                 9,307

Business Equipment and Services
(0.1%)
       150 Ikon Office Solutions Inc. Ser. BB, $5.04 cv. pfd.     10,200

Computer Services and Software
(0.1%)
       240 Vanstar Corp. 144A $3.375 cv. pfd.                      7,350
       407 Wang Laboratories, Inc. Ser. B, $3.25 cv. pfd.         18,519

                                                                  25,869

Consumer Non Durables (0.1%)
       340 Corning Deleware(L.P.) $3.00 cv. pfd.                  25,840

Consumer Services (0.1%)
       220 Service Corp. $3.125 cv. pfd.                          25,218

Food and Beverages (0.1%)
       276 Chiquita Brands International, Inc. Ser. B, $3.75      16,146
          cv. pfd.

Insurance and Finance
(1.1%)
       285 Ahmanson (H.F.) & Co. $3.00 cv. pfd.                   22,515
       251 American Bankers Insurance Group, Inc. Ser. B,         15,782
          $3.125 cv. pfd.
       575 American General Delaware Corp. $3.00 cv. pfd.         33,566
       160 Devon Financing Trust $3.25 cv. pfd.                   10,200
       452 Finova Finance Trust $2.75 cv. pfd.                    24,069
       700 Matewan Bancshares, Inc. Ser. A, $3.75 cv. pfd.        16,975
       385 Penncorp Financial Group, Inc. 144A $3.50 cv.pfd.      22,426
       120 Roosevelt Financial Group $3.25 cv. pfd.               10,230
       340 St. Paul Capital LLC $3.00 cv. pfd.                    20,910
       400 Timet Capital Trust I 144A $3.3125 cv. pfd.            18,800

                                                                 195,473
Metals and Mining (0.2%)
       285 Amax Gold, Inc. Ser. B, $3.75 cv. pfd.                 14,784
       950 Freeport-McMoRan Copper Co., Inc. $1.25 cv. pfd.       25,650
          ($1.75)

                                                                  40,434
Oil and Gas (0.6%)
       360 Neuvo Energy Ser. A, $2.875 cv. pfd.                   16,425
       435 Occidental Petroleum Corp. 144A $3.875 cv. pfd.        23,816
       360 Tejas Gas Corp. $2.65 cv. pfd.                         19,260
       380 Tosco Financing Trust 144A $2.875 cv. pfd.             20,995
       500 Unocal Capital Trust $3.125 cv. pfd.                   28,125

                                                                 108,621
Real Estate (0.1%)
       430 Insignia Financial Group, Inc. 144A $3.25 cv. pfd.     19,135

Retail (0.3%)
       350 Ann Taylor Finance Trust $4.25 cv. pfd.                23,713
       465 Kmart Financing I $3.875 cv. pfd.                      26,796

                                                                  50,509
Telecommunications (0.2%)
       600 Airtouch Communications, Inc. Ser. C, $2.125 cv.       27,300
          pfd.

           Total Convertible Preferred Stocks (cost $660,470)    647,347

Foreign Government Bonds and Notes (1.3%)
(a)
PRINCIPAL                                                         VALUE
AMOUNT
           Bank of Foreign Economic Affairs of Russia
       USD (Vnesheconombank) principal loan 144A 8s, 2020              $
   305,000 (NON)(WIS)(PIK)                                       178,806
       USD Morocco (Government of) bonds Ser. A, 6.375s, 2009     35,150
    40,000
       ZAR South Africa (Republic of) bonds Ser. 153, 13s,         9,980
    50,000 2010

           Total Foreign Government Bonds and Notes (cost        223,936
          $219,478)

Common Stocks (0.2%) (a)
NUMBER OF                                                         VALUE
UNITS
        15 Advanced Radio Telecommunications units 14s, 2007
                                                                 15,900
         5 Anvil Holdings 144A units 13s, 2009 (PIK)               4,925
       200   Colt Telecommunications Group PLC units stepped-   117,000
           coupon zero % (12s, 12/15/01), 2006(United Kingdom)
                                  (STP)
        25 Esat Holdings Ltd. 144A units stepped-coupon zero %    14,000
          (12 1/2s, 2/1/02), 2007(Ireland) (STP)
       110 Globalstar L.P. Capital units 11 3/8s, 2004           108,900
        20 McCaw International Ltd. 144A units stepped-coupon      9,800
          zero % (13s, 4/15/02), 2007 (STP)
        50 Nextlink Communications 144A pfd. units zero %          2,350
          (.14s,), 2009 (PIK)(STP)
    50,000  Winstar Communications, Inc. 144A sr. disc. notes    26,000
            stepped-coupon zero % (14s, 10/15/00), 2005 (STP)

           Total Units (cost $331,486)                           298,875

Common Stocks (0.2%) (a)
NUMBER OF                                                         VALUE
SHARES
    27,272 Capstar Broadcasting Partners (NON)
                                                                 29,999
       316 Catellus Development Corp. (NON)                        4,661

           Total Common Stocks (cost $34,711)                     34,660

Warrants (0%) (a)
NUMBER OF                                                         VALUE
WARRANTS
Expiration
Date
        25 Hyperion Telecommunications 144A                          750
          4/15/01
        20 Spanish Broadcasting Systems 144A                       2,200
          6/30/99

           Total Warrants (cost $2,700)                            2,950

Short-Term Investments (8.0%) (a)
PRINCIPAL                                                         VALUE
AMOUNT
       MXP Mexican Treasury Bill zero %, April 2, 1998                 $
    57,529                                                       59,760
           Interest in $473,073,000 joint repurchase agreement
 1,367,000 dated April 30, 1997 with Merrill Lynch
           due May 1, 1997 with respect to various U.S.
          Treasury obligations -- maturity value of
          $1,367,205
           for an effective yeild of 5.40%.
                                                               1,367,20
                                                                      5

           Total Short-Term Investments (cost $1,426,965)       1,426,96
                                                                      5


           total Investments (cost $17,777,461) (b)            17,395,33
                                                                      6




                                 FOOTNOTES


             NOTES

     (a)      Percentages indicated are based
             on net assets of $17,762,038.


     (b)      The aggregate identified cost on
             a tax basis is
             $17,777,461, resulting in gross
             unrealized appreciation and
             depreciation of $130,645 and
             $512,770, respectively,
             or net unrealized depreciation
             of $382,125.


     (NON)     Non-income-producing security.


     (STP)    The interest or dividend rate
             and date shown parenthetically
             represent the new interest or
             dividend rate to be paid and the
             date the fund will begin
             receiving interest or dividend
             income at this rate.


     (PIK)    Income may be received in cash
             or additional securities at the
             discretion of the issuer.


     (WIS)    When-issued securities (Note 1).
                The coupon rate will be LIBOR
                                  plus 13/16.


     (BRA)       Brady bonds are foreign bonds
                   collateralized by the U.S.
                                  Government.
               The rates are floating and are
               the current rates at April 30,
                                        1997.

             144A after the name of a
             security represents a security
             purchased in a transaction
             exempt from registration under
             Rule 144A of the Securities Act
             of 1933. These securities may be
             resold only in transactions
             exempt from registration,
             normally to qualified
             institutional buyers.


                The accompanying notes are an
             integral part of these financial
                                  statements.


Putnam High Yield Total Return
Statement of assets and liabilities
April 30,1997 (Unaudited)
Assets
Investments in securities, at value
(identified cost $17,777,461) (Note 1)             $17,395,33
                                                            6
Cash                                                  107,295
Dividends, interest and other receivables             291,423
Receivable for shares of the fund sold                445,849
Receivable for securities sold                        253,143
Receivable from Manager (Note 2)                       33,864
Unamortized organization expenses (Note 1)             80,672

Total assets                                       18,607,582
Liabilities
Payable for securities purchased                      693,696
Payable for investor servicing and custodian fees       9,942
(Note 2)
Payable for compensation of Trustees (Note 2)           4,000
Payable for administrative services (Note 2)            1,333
Payable for distribution fees (Note 2)                  8,228
Payable for organization expenses (Note 1)             80,943
Other accrued expenses                                 45,893

Total liabilities                                     844,035
Net assets                                         $17,763,54
                                                            7
Represented by
Paid-in capital (Notes 1 and 4)                    $18,071,79
                                                            5
Undistributed net investment income (Note 1)          111,334
Accumulated net realized loss on investments         (37,457)
(Note 1)
Net unrealized depreciation of investments          (382,125)

Total - Representing net assets applicable to
capital shares outstanding                         $17,763,54
                                                            7
Computation of net asset value and offering price
Net asset value and redemption price per class A
share
($7,816,161 divided by 936,769 shares)                  $8.34
Offering price per class A share (100/95.25 of          $8.76
$8.34)*
Net asset value and offering price per class B
share
($8,901,350 divided by 1,068,486 shares)**              $8.33
Net asset value and redemption price per class M
share
($1,044,527 divided by 125,260 shares)                  $8.34
Offering price per class M share (100/96.75 of          $8.62
$8.34)*




* On single sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.




Putnam High Yield Total Return
Statement of operations
Period January 2, 1997 (commencement of
operations) to
April 30,1997 (Unaudited)

Investment income:
Interest                                            $233,411
Dividends                                             18,004
Total investment income                              251,415

Expenses:
Compensation of Manager (Note 2)                      23,481
Investor servicing and custodian fees (Note 2)        19,408
Compensation of Trustees (Note 2)                      4,000

Administrative services (Note 2)                       1,333
Distribution fees -- Class A (Note 2)                  3,185
Distribution fees -- Class B (Note 2)                 15,015
Distribution fees -- Class M (Note 2)                    775
Amortization of organization expenses (Note 1)           271
Reports to shareholders                                6,333
Registration fees                                      5,456
Auditing                                              22,867
Legal                                                  2,667
Postage                                                7,336
Other                                                  1,703
Fees waived by Manager (Note 2)                     (57,345)
Total expenses                                        56,485
Expense reduction (Note 2)                          (13,079)
Net expenses                                          43,406
Net investment income                                208,009
Net realized loss on investments (Notes 1 and 3)    (37,457)
Net unrealized depreciation of investments during   (382,125
the period                                                 )

Net loss on investments  (419,582)
Net decrease in net assets resulting from           $(211,57
operations                                                3)



The accompanying notes are an integral part of these financial statements.

Putnam High Yield Total Return
Statement of changes in net assets                        For the
                                                           period
                                                       January 2,
                                                             1997
                                                    (commencement
                                                               of
                                                    operation) to
                                                        April 30,
                                                            1997*

Decrease in net assets
Operations:
Net investment income                                    $208,009
Net realized loss on investments                         (37,457)
Net unrealized depreciation of investments              (382,125)

Net decrease in assets resulting from operations        (211,573)
Distributions to shareholders:
From net investment income
     Class A                                             (46,942)
     Class B                                             (44,326)
     Class M                                              (5,407)
Increase from capital share transactions (Note 4)      18,068,795
Total increase in net assets                           17,760,547
Net Assets
Beginning of period                                         3,000

End of period (including undistributed net investment
income                                                 $17,763,54
of $109,825)                                                    7
*Unaudited
The accompanying notes are an integral part of these financial statements.




Putnam High Yield Total Return Fund
Financial highlights
(For a share outstanding throughout the period)

CLASS A

                                                   For the period
                                                 January 2, 1997+
Per share                                            to April 30
operating performance                                 (unaudited)
                                                 ----------------
                                                             1997
                                                 ----------------

Net asset value, beginning of period                                  $8.50

Investment operations:

Net investment income                                      .20(c)

Net realized and unrealized loss on investments             (.29)

Total from investment operations                            (.09)

Less distributions:

From net investment income                                            (.07)

Net realized gain on investments                               --

Total distributions                                         (.07)

Net asset value, end of period                              $8.34

Total investment return at net asset value (%)(a)                     (1.10)*

Net assets, end of period (in thousands)                              $7,817

Ratio of expenses to average net assets (%)(b)               .50*

Ratio of net investment income to average
net assets (%)                                              2.41*

Portfolio turnover (%)                                                38.59*

+    Commencement of operations.
*    Not annualized.
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) The ratio of expenses to average net assets include amounts paid through brokerage service and expense offset arrangements. (Note 2)
(c) Per share net investment loss has been determined on the basis of weighted average number of shares outstanding during the period.




Putnam High Yield Total Return Fund
Financial highlights
(For a share outstanding throughout the period)

CLASS B

                                                   For the period
                                                 January 2, 1997+
Per share                                            to April 30
operating performance                                 (unaudited)
                                                 ----------------
                                                             1997
                                                 ----------------

Net asset value, beginning of period
$8.50

Investment operations:

Net investment income                                      .18(c)

Net realized and unrealized loss on investments             (.29)

Total from investment operations                            (.11)

Less distributions:

From net investment income                                            (.06)

Net realized gain on investments                               --

Total distributions                                         (.06)

Net asset value, end of period                              $8.33

Total investment return at net asset value (%)(a)                     (1.35)*

Net assets, end of period (in thousands)                              $8,902

Ratio of expenses to average net assets (%)(b)               .75*

Ratio of net investment income to average
net assets (%)                                              2.21*

Portfolio turnover (%)                                                38.59*

+    Commencement of operations.
*    Not annualized.
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) The ratio of expenses to average net assets include amounts paid through brokerage service and expense offset arrangements. (Note 2)
(c) Per share net investment loss has been determined on the basis of weighted average number of shares outstanding during the period.
Putnam High Yield Total Return Fund
Financial highlights
(For a share outstanding throughout the period)

CLASS M

                                                   For the period
                                                 January 2, 1997+
Per share                                            to April 30
operating performance                                 (unaudited)
                                                 ----------------
                                                             1997
                                                 ----------------

Net asset value, beginning of period                                  $8.50

Investment operations:

Net investment income                                      .19(c)

Net realized and unrealized loss on investments             (.29)

Total from investment operations                            (.10)

Less distributions:

From net investment income                                            (.06)

Net realized gain on investments                               --

Total distributions                                         (.06)

Net asset value, end of period                              $8.34

Total investment return at net asset value (%)(a)                     (1.15)*

Net assets, end of period (in thousands)                              $1,045

Ratio of expenses to average net assets (%)(b)               .58*

Ratio of net investment income to average
net assets (%)                                              2.39*

Portfolio turnover (%)                                                38.59*

+    Commencement of operations.
*    Not annualized.
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) The ratio of expenses to average net assets include amounts paid through brokerage service and expense offset arrangements. (Note 2)
(c) Per share net investment loss has been determined on the basis of weighted average number of shares outstanding during the period.
Putnam High Yield Total Return Fund

Notes to
financial statements

April 30, 1997 (Unaudited)

Note 1
Significant
accounting
policies

Putnam High Yield Total Return Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks total return through high current income and capital appreciation by investing primarily in high-yielding, lower-rated fixed-income securities.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.25% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported _ as in the case of some securities traded over-the-counter _ the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. . These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed).
Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Discounts on zero coupon bonds, stepped-coupon bonds and payment in kind bonds are accreted according to the effective yield method.

Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date;
interest income is accrued based on the terms of the security.
Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

E) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

F) Distributions to shareholders   Distributions to shareholders
from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

G) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $80,943. These expenses are being amortized on projected net asset levels over a five-year period.

Note 2
Management fee,
administrative services,
and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.80% of the first $500 million of the average net assets, 0.70% of the next $500 million, 0.65% of the next $500 million, 0.60% of the next $5 billion, 0.575% of the next $5 billion, 0.555% of the next $5 billion, 0.54% of the next $5 billion, 0.53% of any amount over $21.5 billion.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through June 30, 1997, to the extent that expenses of the fund (exclusive of brokerage, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc. and payments under the Trust's distribution plan) would exceed an annual rate of 1.25% of the fund's average net assets.

The fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc.
Investor servicing agent functions are provided by Putnam
Investor Services, a division of PFTC.

For the period ended April 30, 1997, fund expenses were reduced by $13,079 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Trustees of the fund receive an annual Trustees fee of $650 and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund adopted a Trustee Fee Deferral Plan (the "Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Plan.

The Fund has adopted an unfunded noncontributory defined benefit pension plan covering all Trustees of the Fund who have served as Trustee for at least five years. Benefits under the plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Trustee fees in the Statement of operations for the period ended April 30, 1997. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 0.25% and .050% of the average net assets attributable to class A, class B and class M shares respectively.

Note 3
Purchase and sales of securities

During the period ended April 30, 1997, purchases and sales of investment securities other than U.S. government obligations and short-term investments aggregated $20,253,306 and $3,911,133, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At April 30, 1997, there was an unlimited number of shares of beneficial interest authorized.

                                          For the period January 2,
                                                    1997
                                              (commencement of
                                               operations) to
                                                  April 30
                                         1997
Class A                                     Shares            Amount
Shares sold                                980,136        $8,308,988
Shares issued in connection with             4,596            38,222
reinvestment of distributions
                                           984,732         8,347,210
Shares repurchased                        (48,081)         (406,686)
Net increase                               936,651        $7,940,524


                                          For the period January 2,
                                                    1997
                                              (commencement of
                                               operations) to
                                                  April 30
                                         1997
Class B                                     Shares            Amount
Shares sold                               1,153,33        $9,781,816
                                                 4
Shares issued in connection with             4,514            37,505
reinvestment of distributions
                                          1,157,84         9,819,321
                                                 8
Shares repurchased                        (89,480)         (749,928)
Net increase                              1,068,36        $9,069,393
                                                 8



                                          For the period January 2,
                                                    1997
                                              (commencement of
                                               operations) to
                                                  April 30
                                                    1997
Class M                                     Shares            Amount
Shares sold                                126,277        $1,068,346
Shares issued in connection with               513             4,266
reinvestment of distributions
                                           126,790         1,072,612
Shares repurchased                         (1,648)          (13,734)
Net increase                               125,142        $1,058,878

Note 5
Initial capitalization and offering of shares

The fund was established as a Massachusetts business trust on January 22, 1996. During the period January 22, 1996 to January 2, 1997, the fund had no operations other than those related to organizational matters, including the initial capital contribution of $1,000, $1,000 and $1,000 for class A, class B and class M, respectively, and $80,943 of initial organizational expenses, and the issuance of 118 shares for each class to Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc.






















































                            PUTNAM FUNDS TRUST
                    Putnam High Yield Total Return Fund

                                 FORM N-1A
                                  PART C

                             OTHER INFORMATION

Item 24.            Financial Statements and Exhibits

                       (a)       Index to Financial Statements
                                 and Supporting Schedules:

              (1) Statement of assets and liabilities -- April 30, 1997 (unaudited) (a)(c).
                           Statement of operations -- For the
                   period January 1, 1997 (commencement of
                   operations) to April 30, 1997
                   (unaudited)(a)(c).
                   Statement of changes in net assets -- For the period January 1, 1997 (commencement of operations) to April 30, 1997
                   (unaudited)(a)(c).
                   Financial highlights
                      (unaudited)(b)(c)    .
                   Notes to financial statements(a)(c).

              (2)  Supporting Schedules:

                   Schedule I -- Portfolio of investments owned
                   -- April 30, 1997 (unaudited)(a)(c).
                   Schedules II through IX omitted because the required matter is not present.

                   (a)  Incorporated by reference into Part A.
                   (b)  Included in Part A.
                   (c)  Included in Part B

------------------

         (b)  Exhibits:

              1. Agreement and Declaration of Trust dated January 22, 1996 -- Incorporated by reference to the Registrant's Initial Registration Statement.
              2. By-Laws, as amended through January 22, 1996 -- Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement.
              3.   Not applicable.
              4a.  Not applicable.
              4b. Portions of Agreement and Declaration of Trust Relating to Shareholders' Rights -- Incorporated by reference to the Registrant's Initial Registration Statement.
              4c. Portions of By-Laws Relating to Shareholders' Rights -- Incorporated by reference to the Registrant's Initial Registration Statement.
              5. Form of Management Contract dated June 7, 1996 as supplemented October 3, 1996 and November 1, 1996 -- Incorporated by reference to Post-Effective Amendment No. 2 to the
                   Registrant's Registration Statement.
              6a.  Distributor's Contract for Class A, Class B
                   and Class M shares dated June 7, 1996 --
                   Incorporated by reference to Pre-Effective
                   Amendment No. 2 to the Registrant's
                   Registration Statement.
              6b. Copy of Specimen Dealer Sales Contract -- Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement.
              6c. Copy of Specimen Financial Institution Sales Contract -- Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement.
              7. Trustee Retirement Plan dated October 4, 1996 -- Incorporated by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement.
              8.   Copy of Custodian Agreement with Putnam
                   Fiduciary Trust Company dated May 3, 1991 as
                   amended July 13, 1992 -- Incorporated by
                   reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement.
              9. Copy of Investor Servicing Agreement dated June 3, 1991 with Putnam Fiduciary Trust Company -- Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement.
              10. Opinion of Ropes & Gray, including consent -- Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement.
              11.  Not applicable.
              12.  Not applicable.
              13. Investment Letter from Putnam Investments, Inc. to the Registrant -- Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement.
              14a. Copy of Prototype Individual Retirement
                   Account Plan -- Incorporated by reference to
                   Pre-Effective Amendment No. 2 to the
                   Registrant's Registration Statement.
              14b. Copy of Prototype Basic Plan Document and
                   related Plan Agreements -- Incorporated by
                   reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement.
              15a. Class A Distribution Plan and Agreement dated
                   June 7, 1996 -- Incorporated by reference to
                   Pre-Effective Amendment No. 2 to the
                   Registrant's Registration Statement.
              15b. Class B Distribution Plan and Agreement dated
                   June 7, 1996 -- Incorporated by reference to
                   Pre-Effective Amendment No. 2 to the
                   Registrant's Registration Statement.
              15c. Class M Distribution Plan and Agreement dated
                   June 7, 1996 -- Incorporated by reference to
                   Pre-Effective Amendment No. 2 to the
                   Registrant's Registration Statement.
              15d. Form of    Specimen     Dealer Service
                   Agreement --Exhibit 1.
              15e.    Form     of Specimen Financial Institution
                   Service Agreement -- Incorporated by
                   reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement.
              16. Schedules for computation of performance quotations -- Exhibit 2.
              17a. Financial Data Schedule for Class A shares --
                   Exhibit 3.
              17b. Financial Data Schedule for Class B shares --
                   Exhibit 4.
              17c. Financial Data Schedule for Class M shares --
                   Exhibit 5.
              18.  Rule 18f-3(d) Plan -- Incorporated by
                   reference to Post-Effective Amendment No. 1 to the Registrant's Registration Statement.

Item 25. Persons Controlled by or under Common Control with
         Registrant

         None.

Item 26. Number of Holders of Securities

         As of May 31, 1997, the number of record holders of each class of securities of the Registrant is as follows:

                Number of record holders
         -----------------------------------
         Class A       Class B        Class M
         -------       -------        -------
            560           661            94



Item 27. Indemnification

              The information required by this item is incorporated herein by reference to the Registrant's Initial Registration
Statement on Form N-1A under the Investment Company Act of 1940
(File No. 811-07513).

Item 30. Location of Accounts and Records

              Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are Registrant's Clerk, Beverly Marcus; Registrant's investment adviser, Putnam Investment Management, Inc.; Registrant's principal underwriter, Putnam Mutual Funds Corp.; Registrant's custodian, Putnam Fiduciary Trust Company ("PFTC"); and Registrant's transfer and dividend disbursing agent, Putnam Investor Services, a division of PFTC. The address of the Clerk, investment adviser, principal underwriter, custodian and transfer and dividend disbursing agent is One Post Office Square, Boston, Massachusetts 02109.

Item 31. Management Services

              None.

Item 32. Undertakings

              (a) Registrant hereby undertakes, if requested to do so by the holders of at least 10% of its outstanding shares, to call a meeting of shareholders for the purposes of voting upon the question of removal of a Trustee or Trustees and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

              (b) The Registrant undertakes to furnish to each person to whom a prospectus of the Registrant is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.


                        --------------------------

                                  NOTICE

         A copy of the Agreement and Declaration of Trust of Putnam
Funds Trust is on file with the Secretary of State of The Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the relevant series of the Registrant.


SIGNATURES

Pursuant to the requirements of the Securities Act
of 1933 and the Investment Company Act of 1940, the Registrant
   certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule
485(b) under the Securities Act of 1933 and     has duly caused
this Amendment to    its     Registration Statement to be signed
on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 30th day of June, 1997.

                        PUTNAM FUNDS TRUST


                        By:  Gordon H. Silver, Vice President

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement of Putnam Funds
Trust has been signed below by the following persons in the capacities and on the dates indicated:

Signature                       Title

George Putnam                   President and Chairman of the
                                Board; Principal Executive
                                Officer; Trustee

John D. Hughes                  Senior Vice President; Treasurer
                                and Principal Financial Officer

Paul G. Bucuvalas               Assistant Treasurer and
                                Principal Accounting Officer

Jameson A. Baxter               Trustee

Hans H. Estin                        Trustee

John A. Hill                         Trustee

Ronald J. Jackson               Trustee

Elizabeth T. Kennan             Trustee

Lawrence J. Lasser              Trustee

Robert E. Patterson                  Trustee

Donald S. Perkins                    Trustee

William F. Pounds                    Trustee

George Putnam, III                   Trustee

A.J.C. Smith                         Trustee

W. Nicholas Thorndike           Trustee


                                By:  Gordon H. Silver,
                                as Attorney-in-Fact
                                June  30, 1997

Exhi                            bit Index


15d.     Form of Dealer Service Agreement -- Exhibit 1.

16. Schedules for computation of performance quotations -- Exhibit 2.

17a.     Financial Data Schedule for Class A shares --  Exhibit
3.

17b.     Financial Data Schedule for Class B shares --  Exhibit
4.

17c.     Financial Data Schedule for Class M shares --  Exhibit
5.